UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08846

First Focus Funds, Inc.

(Exact name of registrant as specified in charter)

First National Bank, 1620 Dodge Street, Omaha, NE 68197

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 662-4203

Date of fiscal year end:	March 31, 2010

Date of reporting period:	September 30, 2009

Item 1.	Reports to Stockholders.

Semi-Annual Report

SHORT-INTERMEDIATE BOND FUND

INCOME FUND

BALANCED FUND

CORE EQUITY FUND

LARGE CAP GROWTH FUND

GROWTH OPPORTUNITIES FUND

SMALL COMPANY FUND

INTERNATIONAL EQUITY FUND

Value. Stability. Service.

Notice to Investors

Shares of First Focus Funds:

—    ARE NOT FDIC INSURED    —    MAY LOSE VALUE    —    HAVE NO BANK GUARANTEE

Investors should carefully consider the investment objectives, risks, charges and expenses of the First Focus Funds. Mutual funds involve risk including possible risk of principal. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203. The prospectus should be read carefully before investing. The First Focus Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

SEMI-ANNUAL REPORT 2009 FIRST FOCUS FUNDSSM

SEMI-ANNUAL REPORT 2009 FIRST FOCUS FUNDSSM

Dear Shareholder,

Earlier this year we wrote about the unprecedented amount of liquidity being pumped into the Global Financial System. It now appears that this massive policy response worked in pulling the United States back from its worst recession since the Great Depression. Equity markets across the globe have seen significant moves off their lows. We have seen similar heady moves in the bond markets with corporate bonds, in particular lower quality corporate bonds, showing equity type returns fiscal year-to-date.

As of this writing we are awaiting third quarter Gross Domestic Product1 numbers that many expect to be above 3% on an annualized basis. This would be much improved over the -6.3% growth rate witnessed in the fourth quarter of 2008, and the -5.5% number seen in the first quarter of 2009. Unfortunately in the United States, personal balance sheets remain impaired with significant levels of debt, and we are still searching for a top in unemployment. We are expecting a somewhat below normal growth rate. Although, one could anticipate a much higher rate coming out of a recession in more normal times, but given the fiscal issues confronting the American consumer, its banking system and government, it becomes hard to be overly optimistic about growth any time in the near future.

The deflationary forces unleashed by recent events, including the recession, credit bubble bursting, deflation in housing, etc., may stay with us for some time. However, if policy makers in Washington do not get our fiscal house in order relatively soon, there is a strong probability of some increased levels of inflation somewhere down the road. We have already started to see some evidence of this “reflationary” trend show up in certain asset classes, specifically gold, the dollar, and certain industrial commodities.

The ride may continue to be volatile and rocky for some time to come. Although we remain positive on global financial markets longer term, concerns about the short- to intermediate-term remain. At the beginning of this year, it was possible to invest in debt securities that offered equity type upside with more downside protection. These opportunities appear to have played themselves out and no longer look abnormally attractive. The S&P 500, after moving significantly higher from the lows reached on March 9, 2009, appears to be reasonably valued, but with considerable risk to the earnings side of the equation. In our opinion, international markets are more attractive than their domestic counterparts. However, due to the significant gains seen over the last six months, the potential for a near-term pull back exists.

With all this in mind, we would like to draw you back to our mission at First Focus Funds, which is above average returns with below average risk. Risk is a concept that tends to come in and out of favor over long periods of time, depending on where we are in the market cycle. Although we seek competitive returns, we always do so with a careful eye towards principal preservation.

Thank you for your continued support of our Funds.

Stephen Frantz

Chief Investment Officer

sfrantz@fnni.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

[1]	The Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.firstfocusfunds.com.

Investors should carefully consider the investment objectives, risks, charges and expenses of the First Focus Funds. Mutual funds involve risk including possible risk of principal. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203. The prospectus should be read carefully before investing. The First Focus Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

SEMI-ANNUAL REPORT 2009 FIRST FOCUS FUNDSSM

PORTFOLIO COMPOSITION*

SEPTEMBER 30, 2009 (UNAUDITED)

Short-Intermediate Bond Fund

Security Allocation	Percentage of Value of Investments
Mortgage-Backed	23.1%
Financial	18.6%
U.S. Treasuries	14.4%
Agencies	12.1%
Cash Equivalents	6.5%
Technology	4.3%
Basic Materials	4.1%
Utilities	3.8%
Asset-Backed	3.4%
Consumer Goods	2.8%
Services	2.4%
Municipal Bonds	1.5%
Conglomerates	1.3%
Healthcare	0.9%
Yankee Dollars	0.8%

Total	100.0%

Income Fund

Security Allocation	Percentage of Value of Investments
Mortgage-Backed	47.0%
Financial	16.3%
U.S. Treasuries	12.6%
Cash Equivalents	4.7%
Technology	3.4%
Utilities	3.1%
Consumer Goods	3.0%
Asset-Backed	2.1%
Services	2.1%
Basic Materials	2.0%
Agencies	1.9%
Municipal Bonds	1.2%
Yankee Dollars	0.6%

Total	100.0%

Balanced Fund

Security Allocation	Percentage of Value of Investments
Financial	24.9%
Technology	16.6%
Services	11.3%
Healthcare	9.1%
Industrial Goods	9.0%
Basic Materials	8.4%
Consumer Goods	8.3%
Municipal Bonds	7.3%
Utilities	3.5%
Conglomerates	0.9%
Cash Equivalent	0.7%

Total	100.0%

Core Equity Fund

Security Allocation	Percentage of Value of Investments
Technology	18.4%
Basic Materials	16.4%
Financial	14.2%
Services	12.4%
Consumer Goods	9.7%
Healthcare	9.7%
Conglomerates	7.1%
Cash Equivalent	5.2%
Industrial Goods	3.8%
Utilities	3.1%

Total	100.0%

*	Portfolio composition is as of September 30, 2009 and is subject to change.

SEMI-ANNUAL REPORT 2009 FIRST FOCUS FUNDSSM

PORTFOLIO COMPOSITION*

SEPTEMBER 30, 2009 (UNAUDITED)

Large Cap Growth Fund

Security Allocation	Percentage of Value of Investments
Technology	30.4%
Services	25.6%
Consumer Goods	12.8%
Basic Materials	11.5%
Healthcare	9.6%
Financial	3.4%
Conglomerates	3.4%
Industrial Goods	2.9%
Cash Equivalents	0.4%

Total	100.0%

Growth Opportunities Fund

Security Allocation	Percentage of Value of Investments
Technology	25.7%
Services	14.7%
Healthcare	13.0%
Consumer Goods	11.0%
Industrial Goods	9.6%
Basic Materials	9.0%
Financial	8.7%
Utilities	6.9%
Cash Equivalent	1.4%

Total	100.0%

Small Company Fund

Security Allocation	Percentage of Value of Investments
Financial	20.0%
Services	19.0%
Consumer Goods	13.6%
Technology	12.2%
Basic Materials	11.5%
Industrial Goods	9.3%
Healthcare	8.3%
Utilities	3.6%
Cash Equivalent	2.5%

Total	100.0%

International Equity Fund

Security Allocation	Percentage of Value of Investments
Europe excluding U.K.	40.8%
United Kingdom	26.1%
Other	14.3%
Japan	11.2%
Asia-Pacific excluding Japan	7.6%

Total	100.0%

*	Portfolio composition is as of September 30, 2009 and is subject to change.

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Asset-Backed Securities (3.4%):
$940,075	AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	$958,385
340,746	Navistar Financial Corp. Owner Trust, 4.43%, 1/15/14	347,266
618,052	Preferred Term Securities XXIV Ltd., 0.93%, 3/22/37 (a) (b)	268,852
500,000	Triad Auto Receivables Owner Trust, 5.31%, 5/13/13 (b)	509,734

Total Asset-Backed Securities		2,084,237

Agency Mortgage-Backed Securities (16.9%):
600,000	Banc of America Commercial Mortgage, Inc., 7.38%, 9/15/32	610,872
574,289	Banc of America Commercial Mortgage, Inc., 5.00%, 10/10/45 (b)	578,558
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	891,012
1,500,000	Fannie Mae, 4.00%, 9/25/10	1,533,784
775,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (a) (b)	811,197
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	575,970
1,684,981	Freddie Mac, 4.50%, 1/15/17	1,775,642
1,917,666	Freddie Mac, 4.50%, 12/15/17	2,000,731
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	703,690
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	880,435

Total Agency Mortgage-Backed Securities		10,361,891

Corporate Bonds (36.9%):
	Aerospace & Defense (0.6%):
350,000	United Technologies Corp., 6.10%, 5/15/12	388,428

	Banks (9.2%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	977,441
450,000	Citigroup, Inc., 6.50%, 8/19/13	472,387
800,000	Key Bank NA, 3.20%, 6/15/12	833,854
650,000	PNC Funding Corp., 0.69%, 1/31/14 (b)	609,308
1,100,000	Regions Bank, 3.25%, 12/9/11	1,144,336
650,000	State Street Bank & Trust Co., 0.51%, 12/8/15 (b)	602,174
550,000	USB Capital IX, 6.19%, 4/15/49	422,125
650,000	Wells Fargo Bank NA, 0.65%, 5/16/16 (b)	561,209

		5,622,834

	Chemicals (0.7%):
400,000	Dow Chemical Co., 7.60%, 5/15/14	442,500

	Computers (3.4%):
525,000	CA, Inc., 6.13%, 12/1/14	574,431
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	869,585
250,000	Hewlett-Packard Co., 2.95%, 8/15/12	256,324
360,000	IBM Corp., 6.50%, 10/15/13	410,398

		2,110,738

	Diversified Manufacturing (0.6%):
375,000	Textron, Inc., 6.20%, 3/15/15	376,485

	Electric Integrated (3.8%):
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	426,765
416,000	PacifiCorp, 5.45%, 9/15/13	449,297
370,000	Public Service Colorado, Series 10, 7.88%, 10/1/12	430,009
575,000	South Carolina Electric & Gas Co., 6.70%, 2/1/11	611,554
380,000	Wisconsin Energy Corp., 6.50%, 4/1/11	404,035

		2,321,660

	Financial Services (6.3%):
475,000	American Express Credit Co., Series C, 7.30%, 8/20/13	526,771
450,000	American Honda Finance Corp., 2.63%, 6/29/11 (b)	448,854
425,000	Bear Stearns Cos. LLC, Series B, 6.95%, 8/10/12	473,104
490,000	Berkshire Hathaway, Inc., 5.00%, 8/15/13	532,194
600,000	General Electric Capital Corp., Series A, 0.56%, 9/15/14 (b)	530,374
530,000	Goldman Sachs Group, Inc., 6.00%, 5/1/14	576,394
350,000	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	362,922
415,000	Morgan Stanley, 6.75%, 4/15/11	442,504

		3,893,117

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND (CONTINUED)

Principal Amount	Security Description	Value

Corporate Bonds (continued):
	Food & Beverage (1.3%):
$423,000	Bottling Group LLC, 4.63%, 11/15/12	$456,148
323,000	Kellogg Co., 5.13%, 12/3/12	350,617

		806,765

	Household Products (1.5%):
500,000	Kimberly-Clark Corp., 5.00%, 8/15/13	544,399
375,000	Mohawk Industries, Inc., 6.88%, 1/15/16 (b)	373,175

		917,574

	Insurance (2.9%):
540,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	584,396
570,000	MetLife Global Funding I, 5.13%, 4/10/13 (a)	590,992
560,000	Pricoa Global Funding 1, 5.45%, 6/11/14	590,005

		1,765,393

	Media (0.8%):
450,000	Comcast Corp., 6.50%, 1/15/15	501,431

	Oil & Gas Exploration Services (3.3%):
535,000	ConocoPhillips, 4.60%, 1/15/15	571,003
450,000	Enterprise Products Operation LP, 9.75%, 1/31/14	543,324
354,000	Occidental Petroleum Corp., 7.00%, 11/1/13	408,969
480,000	Praxair, Inc., 3.95%, 6/1/13	501,155

		2,024,451

	Retail (0.7%):
375,000	Wal-Mart Stores, Inc., 5.00%, 4/5/12	405,756

	Schools (0.9%):
525,000	Stanford University, 3.63%, 5/1/14	543,459

	Telecommunications (0.9%):
470,000	AT&T Corp., 7.30%, 11/15/11	520,608

Total Corporate Bonds		22,641,199

Convertible Corporate Bond (1.0%):
580,000	Medtronic, Inc., 1.50%, 4/15/11	577,100

Municipal Bonds (1.5%):
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/1/12	206,550
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/1/14	166,180
550,000	Nebraska Public Power District Revenue, Series B, 4.14%, 1/1/13	559,905

Total Municipal Bonds		932,635

Private-Label Mortgage-Backed Securities (6.0%):
572,931	CitiMortgage Alternative Loan Trust, 5.15%, 3/25/21	503,284
619,964	Countrywide Alternative Loan Trust, 6.13%, 8/25/36 (b)	592,031
858,000	Countrywide Asset-Backed Certificates, 1.50%, 5/25/37 (a) (b)	85,373
494,971	Credit Suisse First Boston Mortgage Securities Corp., 5.00%, 8/25/20	424,902
512,402	Nomura Asset Acceptance Corp., 6.00%, 3/25/47	308,470
575,108	Residential Accredit Loans, Inc., 5.50%, 1/25/34	556,486
158,294	Residential Accredit Loans, Inc., 6.00%, 10/25/34	144,839
829,353	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	582,096
482,027	Structured Asset Securities Corp., 5.50%, 7/25/33	479,383

Total Private-Label Mortgage-Backed Securities		3,676,864

U.S. Government Agency Obligations (12.0%):
	Fannie Mae (0.6%):
400,000	2.50%, 5/15/14	399,133

	Federal Home Loan Bank (7.0%)
1,700,000	4.88%, 5/14/10	1,747,537
1,600,000	3.50%, 7/16/10	1,632,154
830,000	4.50%, 9/16/13	901,954

		4,281,645

	Freddie Mac (4.4%)
1,500,000	6.88%, 9/15/10	1,590,441
1,000,000	4.50%, 7/15/13	1,086,168

		2,676,609

Total U.S. Government Agency Obligations		7,357,387

U.S. Treasury Obligations (14.2%):
	U.S. Treasury Bills (2.8%):
1,715,000	2.13%, 1/31/10	1,726,120

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

Principal Amount	Security Description	Value

U.S. Government Agency Obligations (continued):
	U.S. Treasury Inflation Index Notes (3.3%)
$800,000	3.00%, 7/15/12	$1,018,669
900,000	1.63%, 1/15/15	1,034,070

		2,052,739

	U.S. Treasury Notes (8.1%)
3,000,000	1.75%, 11/15/11	3,046,200
500,000	2.25%, 5/31/14	501,524
1,400,000	2.38%, 8/31/14	1,405,250

		4,952,974

Total U.S. Treasury Obligations		8,731,833

Investment Companies (6.4%):
88,140	Federated Institutional High Yield Bond Fund	811,766
604,546	Federated Trust U.S. Treasury Obligations Fund, 0.00%, (c)	604,546
2,513,695	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03%, (c)	2,513,695

Total Investment Companies		3,930,007

Yankee Dollars (0.8%):
425,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	501,580

Total Yankee Dollars		501,580

Total Investments — 99.1% (Cost $60,257,425)		60,794,733
Other assets in excess of liabilities — 0.9%		538,785

NET ASSETS — 100.0%		$61,333,518

(a)	Security exempt from registration Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment advisor based on procedures approved by the Board of Directors.
(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2009.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.

LLC	Limited Liability Co.
LP	Limited Partnership

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INCOME FUND

Principal Amount	Security Description	Value

Asset-Backed Securities (2.1%):
$452,632	Navistar Financial Corp. Owner Trust, 4.43%, 1/15/14	$461,294
943,687	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (a)	37,748
637,518	Preferred Term Securities XXIV Ltd., 0.93%, 3/22/37 (a) (b)	277,320
500,000	Triad Auto Receivables Owner Trust, 5.31%, 5/13/13 (b)	509,734

Total Asset-Backed Securities		1,286,096

Agency Mortgage-Backed Securities (35.3%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (b)	1,311,458
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	1,001,137
663,677	Fannie Mae, 5.50%, 11/1/16	702,823
158,286	Fannie Mae, 4.50%, 12/1/18	167,206
1,315,000	Fannie Mae, 4.00%, 2/25/19	1,335,552
1,021,144	Fannie Mae, 7.50%, 8/1/22	1,137,719
316,043	Fannie Mae, 5.00%, 8/1/34	326,921
482,610	Fannie Mae, 5.50%, 8/1/37	506,162
900,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (a) (b)	942,035
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	630,588
886,885	Freddie Mac, 5.00%, 12/15/15	951,790
2,485,000	Freddie Mac, 4.00%, 1/15/17	2,588,174
553,331	Freddie Mac, 4.50%, 1/15/17	583,103
1,090,000	Freddie Mac, 4.50%, 4/15/19	1,139,463
1,244,000	Freddie Mac, 4.50%, 6/15/21	1,275,269
2,040,000	Freddie Mac, 5.00%, 4/15/28	2,142,804
2,030,000	Freddie Mac, 5.00%, 2/15/29	2,138,711
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	970,065
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,278,184

Total Agency Mortgage-Backed Securities		21,129,164

Corporate Bonds (30.1%):
	Banks (6.7%):
350,000	Citigroup, Inc., 6.50%, 8/19/13	367,412
975,000	Key Bank NA, 3.20%, 6/15/12	1,016,259
375,000	PNC Funding Corp., 0.69%, 1/31/14 (b)	351,524
1,000,000	Regions Bank, 3.25%, 12/9/11	1,040,306
375,000	State Street Bank & Trust Co., 0.51%, 12/8/15 (b)	347,408
675,000	USB Capital IX, 6.19%, 4/15/49	518,063
350,000	Wachovia Bank NA, 6.60%, 1/15/38	384,190

		4,025,162

	Chemicals (0.6%):
305,000	The Dow Chemical Co., 8.55%, 5/15/19	342,865

	Computers (2.8%):
320,000	CA, Inc., 6.13%, 12/1/14	350,129
485,000	Cisco Systems, Inc., 5.50%, 2/22/16	534,060
400,000	Electronic Data Systems Corp., Series B, 6.00%, 8/1/13	446,328
300,000	IBM Corp., 7.00%, 10/30/25	360,517

		1,691,034

	Electric Integrated (1.9%):
315,000	Alabama Power Co., 5.50%, 10/15/17	342,456
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	426,765
350,000	Pacificorp, 5.50%, 1/15/19	380,183

		1,149,404

	Financial Services (7.4%):
605,000	American Express Co., 6.80%, 9/1/66	514,250
350,000	American Honda Finance Corp., 2.63%, 6/29/11 (b)	349,109
365,000	Bear Stearns Co., Inc., 5.30%, 10/30/15	385,392
420,000	General Electric Capital Corp., Series A, 0.75%, 1/8/16 (b)	357,006
365,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	386,021
335,000	Goldman Sachs Group, Inc., 6.35%, 2/15/34	307,658
965,000	John Deere Capital Corp., Series D, 2.88%, 6/19/12	997,033
365,000	Merrill Lynch & Co., 5.00%, 1/15/15	368,542
350,000	Morgan Stanley, 4.75%, 4/1/14	347,417
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49	415,856

		4,428,284

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INCOME FUND (CONTINUED)

Principal Amount	Security Description	Value

Corporate Bonds (continued):
	Food & Beverage (0.7%):
$400,000	Bottling Group LLC, Series B, 4.13%, 6/15/15	$418,521

	Household Products (1.2%):
320,000	Kimberly-Clark Corp., 6.13%, 8/1/17	364,405
325,000	Mohawk Industries, Inc., 6.88%, 1/15/16 (b)	323,418

		687,823

Corporate Bonds (continued):
	Insurance (2.2%):
450,000	Chubb Corp., 6.80%, 11/15/31	526,200
425,000	MetLife Global Funding I, 5.13%, 4/10/13 (a)	440,652
330,000	Prudential Financial, Inc., Series D, 7.38%, 6/15/19	368,283

		1,335,135

	Media (0.6%):
310,000	Comcast Corp., 6.50%, 1/15/17	340,246

	Office Automation & Equipment (1.2%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	697,010

	Oil & Gas Exploration Services (1.5%):
335,000	Enterprise Products Operation LP, 6.30%, 9/15/17	360,823
400,000	Tosco Corp., 8.13%, 2/15/30	508,547

		869,370

	Retail (0.6%):
335,000	Wal-Mart Stores, Inc., 5.80%, 2/15/18	376,301

	Schools (0.9%):
525,000	Stanford University, 3.63%, 5/1/14	543,459

	Telecommunications (0.6%):
355,000	AT&T, Inc., 5.50%, 2/1/18	370,398

	Utilities (1.2%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	610,996
80,000	Laclede Gas Co., 6.50%, 10/15/12	85,719

		696,715

Total Corporate Bonds		17,971,727

Shares or Principal Amount

Municipal Bonds (1.2%):
$335,000	Nebraska Public Power District, Series B, RB, 4.85%, 1/1/14	345,382
350,000	University of Nebraska, Series B-2, RB, 5.70%, 7/1/29	354,137

Total Municipal Bonds		699,519

Private-Label Mortgage-Backed Securities (11.8%):
619,470	Bear Stearns Asset Backed Securities Trust, 5.00%, 10/25/33	534,302
874,967	Citigroup Mortgage Loan Trust, Inc., 6.50%, 7/25/34	777,627
572,931	CitiMortgage Alternative Loan Trust, 5.15%, 3/25/21	503,284
619,964	Countrywide Alternative Loan Trust, 6.13%, 8/25/36 (b)	592,031
1,075,000	Countrywide Asset-Backed Certificates, 1.50%, 5/25/37 (a) (b)	106,965
494,971	Credit Suisse First Boston Mortgage Securities Corp., 5.00%, 8/25/20	424,902
567,686	Credit Suisse First Boston Mortgage Securities Corp., 5.75%, 4/25/33	548,349
555,102	Nomura Asset Acceptance Corp., 6.00%, 3/25/47	334,176
601,843	Residential Accredit Loans, Inc., 5.50%, 1/25/34	582,355
781,701	Residential Accredit Loans, Inc., 6.00%, 10/25/34	715,256
1,065,289	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	747,692
529,700	Structured Asset Securities Corp., 5.50%, 7/25/33	526,794
782,340	Structured Asset Securities Corp., 5.30%, 9/25/33 (b)	641,678

Total Private-Label Mortgage-Backed Securities		7,035,411

U.S. Government Agency Obligations (1.9%):
	Fannie Mae (1.9%):
1,000,000	5.38%, 6/12/17	1,129,695

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INCOME FUND (CONCLUDED)

Principal Amount	Security Description	Value

U.S. Treasury Obligations (12.6%):
	U.S. Treasury Bonds (2.9%):
$1,700,000	4.25%, 5/15/39	$1,758,703

	U.S. Treasury Inflation Index Notes (3.2%)
1,050,000	2.00%, 7/15/14	1,246,827
630,000	2.13%, 1/15/19	663,504

		1,910,331

	U.S. Treasury Notes (6.5%)
950,000	2.25%, 5/31/14	952,895
2,900,000	2.38%, 8/31/14	2,910,875

		3,863,770

Total U.S. Treasury Obligations		7,532,804

Investment Companies (4.7%):
88,140	Federated Institutional High Yield Bond Fund	811,766
1,986,412	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (c)	1,986,412

Total Investment Companies		2,798,178

Yankee Dollars (0.6%):
325,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	383,561

Total Yankee Dollars		383,561

Total Investments — 100.3% (Cost $60,332,878)		59,966,155
Liabilities in excess of other assets — (0.3)%		(183,856)

NET ASSETS — 100.0%		$59,782,299

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment advisor based on procedures approved by the Board of Directors.
(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2009.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.

LLC	Limited Liability Co.
LP	Limited Partnership
RB	Revenue Bond

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

BALANCED FUND

Shares	Security Description	Value

Common Stocks (67.3%):
	Aerospace & Defense (1.2%):
4,000	Alliant Techsystems, Inc. (a)	$311,400

	Bank (0.7%):
4,000	JPMorgan Chase & Co.	175,280

	Biotechnology (0.9%):
4,500	Biogen Idec, Inc. (a)	227,340

	Broadcasting (1.1%):
17,000	Comcast Corp., Class A	287,130

	Chemicals (1.9%):
3,000	Agrium, Inc.	149,370
2,000	Potash Corp. of Saskatchewan, Inc.	180,680
3,000	Sigma-Aldrich Corp.	161,940

		491,990

	Commercial Services (3.6%):
6,000	DeVry, Inc.	331,920
700	MasterCard, Inc., Class A	141,505
5,000	Netflix, Inc. (a)	230,850
10,000	Quanta Services, Inc. (a)	221,300

		925,575

	Computers (1.0%):
5,500	Hewlett-Packard Co.	259,655

	Cosmetics & Toiletries (0.6%):
2,000	Colgate-Palmolive Co.	152,560

	Diversified Manufacturing (0.8%):
3,000	3M Co.	221,400

	Energy (1.2%):
17,000	The Williams Cos., Inc.	303,790

	Financial Services (0.7%):
3,000	Affiliated Managers Group, Inc. (a)	195,030

	Food & Beverage (4.6%):
10,000	Flowers Foods, Inc.	262,900
12,000	Kraft Foods, Inc.	315,240
3,000	PepsiCo, Inc.	175,980
4,000	Ralcorp Holdings, Inc. (a)	233,880
10,000	The Kroger Co.	206,400

		1,194,400

	Health Care Services (0.9%):
3,000	Cerner Corp. (a)	224,400

	Household Products (2.1%):
7,500	Avon Products, Inc.	254,700
5,000	Church & Dwight Co., Inc.	283,700

		538,400

	Industrial (2.6%):
7,500	AGCO Corp. (a)	207,225
6,000	Peabody Energy Corp.	223,320
7,000	Snap-on, Inc.	243,320

		673,865

	Information Technology Services (3.6%):
10,000	Cognizant Technology Solutions Corp. (a)	386,600
3,000	FactSet Research Systems, Inc.	198,720
4,000	FISERV, Inc. (a)	192,800
8,000	SRA International, Inc., Class A (a)	172,720

		950,840

	Insurance (3.5%):
3,500	ACE Ltd.	187,110
5,000	AFLAC, Inc.	213,700
3,500	Everest Re Group Ltd.	306,950
7,000	HCC Insurance Holdings, Inc.	191,450

		899,210

	Internet Security (1.1%):
17,000	Symantec Corp. (a)	279,990

	Manufacturing - Diversified (2.1%):
4,000	Joy Global, Inc.	195,760
7,000	Roper Industries, Inc.	356,860

		552,620

	Medical Products (3.7%):
6,000	Herbalife Ltd.	196,440
12,000	PSS World Medical, Inc. (a)	261,960
7,000	Stryker Corp.	318,010
4,000	Thermo Fisher Scientific, Inc. (a)	174,680

		951,090

	Medical Services (0.8%):
5,000	West Pharmaceutical Services, Inc.	203,050

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

BALANCED FUND (CONTINUED)

Shares	Security Description	Value

Common Stocks (continued):
	Oil & Gas Exploration Services (2.6%):
1,500	Apache Corp.	$137,745
3,600	Occidental Petroleum Corp.	282,240
6,000	XTO Energy, Inc.	247,920

		667,905

	Oil Comp-Intergrated (1.2%):
4,500	Exxon Mobil Corp.	308,745

	Oil-Field Services (0.7%):
3,100	Schlumberger Ltd.	184,760

	Pharmaceuticals (5.6%):
6,000	Abbott Laboratories	296,820
10,000	Catalyst Health Solutions, Inc. (a)	291,500
3,000	Hospira, Inc. (a)	133,800
4,000	Johnson & Johnson	243,560
10,000	Pharmaceutical Product Development, Inc.	219,400
10,000	Valeant Pharmaceuticals International (a)	280,600

		1,465,680

	Railroads (0.5%):
3,000	Norfolk Southern Corp.	129,330

	Restaurants (1.2%):
2,000	Chipotle Mexican Grill, Inc., Class B (a)	166,440
2,500	McDonald’s Corp.	142,675

		309,115

	Retail (1.6%):
4,000	Aeropostale, Inc. (a)	173,880
10,000	Chico’s FAS, Inc. (a)	130,000
4,000	GameStop Corp., Class A (a)	105,880

		409,760

	Semiconductors (2.6%):
8,000	Intel Corp.	156,560
10,000	Tessera Technologies, Inc. (a)	278,900
10,000	Texas Instruments, Inc.	236,900

		672,360

Shares or Principal Amount

	Software (2.5%):
8,000	Adobe Systems, Inc. (a)	264,320
10,000	Akamai Technologies, Inc. (a)	196,800
5,000	Citrix Systems, Inc. (a)	196,150

		657,270

	Telecommunications (4.5%):
8,000	AT&T, Inc.	216,080
10,000	Cisco Systems, Inc. (a)	235,400
3,000	Equinix, Inc. (a)	276,000
3,000	L-3 Communications Holdings, Inc.	240,960
11,000	Partner Communications Co. Ltd. - Sponsored ADR	207,020

		1,175,460

	Textile - Apparel (2.1%):
8,000	Coach, Inc.	263,360
8,000	Guess?, Inc.	296,320

		559,680

	Utilities (3.5%):
5,000	FPL Group, Inc.	276,150
15,000	MDU Resources Group, Inc.	312,750
15,000	Southern Union Co.	311,850

		900,750

Total Common Stocks		17,459,830

Preferred Stock (1.6%):
	Diversified Financial Services (1.6%):
20,000	Wachovia Preferred Funding Corp., 7.25%	406,800

Total Preferred Stock		406,800

Corporate Bonds (22.6%):
	Financial Services (17.2%):
$400,000	American Express Credit Corp., 5.88%, 5/2/13	424,110
600,000	American General Financial Services, 6.90%, 12/15/17	419,629
500,000	Bank of America N.A., 6.00%, 6/15/16	497,406
220,000	Caterpillar Financial SE, 6.13%, 2/17/14	241,190
380,000	General Electric Capital Corp., 5.25%, 10/19/12	401,752
500,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18 (b)	486,886

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

BALANCED FUND (CONCLUDED)

Principal Amount	Security Description	Value

Corporate Bonds (continued):
	Financial Services (continued):
$400,000	International Lease Finance Corp., 6.38%, 3/25/13	$320,783
500,000	KeyCorp, 6.50%, 5/14/13	511,837
200,000	Principal Life Global Funding I, 6.25%, 2/15/12 (b)	209,454
500,000	Regions Bank, 7.50%, 5/15/18	454,816
500,000	Wachovia Corp., 5.25%, 8/1/14	507,782

		4,475,645

	Industrial (2.1%):
200,000	ITT Corp., 4.90%, 5/1/14	208,551
300,000	Stanley Works, 6.15%, 10/1/13	327,373

		535,924

	Retail (2.0%):
500,000	Home Depot, Inc., 5.40%, 3/1/16	522,744

	Telecommunications (1.3%):
300,000	Verizon Wireless, 7.38%, 11/15/13 (b)	344,509

Total Corporate Bonds		5,878,822

Municipal Bonds (7.3%):
	Public Improvements (3.8%):
250,000	Aurora Illinois, Series A, GO, 4.25%, 12/30/17	253,110
250,000	Colorado State, Series B, COP, 5.42%, 9/15/20	255,795
265,000	Hamden Connecticut, Series B, GO, 5.38%, 8/15/22	271,530
200,000	Parker Colorado, Series A, COP, 5.30%, 11/1/18	203,886

		984,321

	Regional Authorities (0.8%):
195,000	Kansas State Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/1/19	196,318

	Utilities (2.7%):
190,000	Denver City & County Board of Water Commissioners, Water Revenue, Series A, 5.00%, 12/15/19	192,869
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 4/1/20	309,786

Shares or Principal Amount

$205,000	Northern Municipal Power Agency, Power Project Revenue, 5.69%, 1/1/17	210,703

		713,358

Total Municipal Bonds		1,893,997

Investment Company (0.7%):
179,300	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (c)	179,300

Total Investment Company		179,300

Total Investments — 99.5% (Cost $22,302,531)		25,818,749

Other assets in excess of liabilities — 0.5%		132,458

NET ASSETS — 100.0%		$25,951,207

(a)	Non-income producing securities.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment advisor based on procedures approved by the Board of Directors.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.

ADR	American Depositary Receipt
COP	Certificate of Participation
GO	General Obligation

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

CORE EQUITY FUND

Shares	Security Description	Value

Common Stocks (96.3%):
	Banks (6.2%):
44,400	BB&T Corp.	$1,209,456
67,200	JPMorgan Chase & Co.	2,944,704
39,800	State Street Corp.	2,093,480

		6,247,640

	Broadcasting (2.7%):
163,900	Comcast Corp., Class A	2,768,271

	Chemicals (1.3%):
14,600	Potash Corp. of Saskatchewan, Inc.	1,318,964

	Chemicals-Specialty (2.8%):
35,700	Air Products & Chemicals, Inc.	2,769,606

	Commercial Services (1.2%):
26,000	Jacobs Engineering Group, Inc. (a)	1,194,700

	Computers (5.1%):
47,000	Hewlett-Packard Co.	2,218,870
24,500	International Business Machines Corp.	2,930,445

		5,149,315

	Consumer Durables (1.4%):
29,200	Mohawk Industries, Inc. (a)	1,392,548

	Diversified Manufacturing (7.2%):
54,800	3M Co.	4,044,240
195,800	General Electric Co.	3,215,036

		7,259,276

	Electrical Equipment (2.4%):
61,000	Emerson Electric Co.	2,444,880

	Electronics Wholesale (1.9%):
75,300	Avnet, Inc. (a)	1,955,541

	Energy (1.6%):
42,000	Peabody Energy Corp.	1,563,240

	Financial Services (1.3%):
7,000	The Goldman Sachs Group, Inc.	1,290,450

	Food & Beverage (5.3%):
56,900	HJ Heinz Co.	2,261,775
52,500	PepsiCo, Inc.	3,079,650

		5,341,425

	Household Products (4.5%):
35,000	Kimberly-Clark Corp.	2,064,300
43,400	Procter & Gamble Co.	2,513,728

		4,578,028

	Information Technology Services (3.3%):
43,400	FISERV, Inc. (a)	2,091,880
64,100	Western Union Co.	1,212,772

		3,304,652

	Insurance (7.0%):
35,400	AFLAC, Inc.	1,512,996
28,700	Chubb Corp.	1,446,767
44,400	MetLife, Inc.	1,690,308
47,500	Prudential Financial, Inc.	2,370,725

		7,020,796

	Medical Products (4.4%):
76,100	Medtronic, Inc.	2,800,480
37,500	Thermo Fisher Scientific, Inc. (a)	1,637,625

		4,438,105

	Medical Services (2.6%):
53,100	Cardinal Health, Inc.	1,423,080
49,100	UnitedHealth Group, Inc.	1,229,464

		2,652,544

	Oil & Gas Exploration Services (3.7%):
31,500	Anadarko Petroleum Corp.	1,975,995
19,600	Transocean Ltd. (a)	1,676,388

		3,652,383

	Oil Comp-Intergrated (9.4%):
53,400	ChevronTexaco Corp.	3,760,962
17,800	ConocoPhillips	803,848
41,800	Exxon Mobil Corp.	2,867,898

		7,432,708

	Pharmaceuticals (4.2%):
60,200	Abbott Laboratories	2,978,094
36,900	Eli Lilly & Co.	1,218,807

		4,196,901

	Printing & Publishing (1.3%):
51,200	The McGraw-Hill Cos., Inc.	1,287,168

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

Shares	Security Description	Value

Common Stocks (continued):
	Retail (2.8%):
74,600	Walgreen Co.	$2,795,262

	Semiconductors (4.1%):
129,300	Applied Materials, Inc.	1,732,620
99,200	Texas Instruments, Inc.	2,350,048

		4,082,668

	Software (4.7%):
50,000	Adobe Systems, Inc. (a)	1,652,000
119,700	Microsoft Corp.	3,099,033

		4,751,033

	Telecommunications Equipment (2.8%):
120,000	Cisco Systems, Inc. (a)	2,824,800

	Utilities (3.1%):
23,300	Exelon Corp.	1,156,146
63,600	Southern Co.	2,014,212

		3,170,358

Total Common Stocks		96,883,262

Investment Companies (5.3%):
1,005,657	Federated Trust U.S. Treasury Obligations Fund, 0.00% (b)	1,005,657
4,302,299	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (b)	4,302,299

Total Investment Companies		5,307,956

Total Investments — 101.6% (Cost $89,528,201)		102,191,218
Liabilities in excess of other assets — (1.6)%		(1,587,781)

NET ASSETS — 100.0%		$100,603,437

(a)	Non-income producing securities.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

Shares	Security Description	Value

Common Stocks (99.6%):
	Air Courier Services (2.2%):
20,500	FedEx Corp.	$1,542,010

	Chemicals (6.6%):
44,950	Ecolab, Inc.	2,078,038
31,000	Praxair, Inc.	2,532,390

		4,610,428

	Commercial Services (2.5%):
57,000	Cintas Corp.	1,727,670

	Computers (5.6%):
113,000	Dell, Inc. (a)	1,724,380
45,750	Hewlett-Packard Co.	2,159,858

		3,884,238

	Cosmetics & Toiletries (2.5%):
23,000	Colgate-Palmolive Co.	1,754,440

	Diversified Manufacturing (6.3%):
32,000	3M Co.	2,361,600
47,000	Illinois Tool Works, Inc.	2,007,370

		4,368,970

	Electrical Components & Equipment (1.5%):
42,000	Koninklijke (Royal) Philips Electronics NV - Sponsored ADR	1,023,120

	Financial Services (3.4%):
123,500	Charles Schwab Corp.	2,365,025

	Food & Beverage (10.6%):
28,500	General Mills, Inc.	1,834,830
38,000	PepsiCo, Inc.	2,229,080
84,500	Safeway, Inc.	1,666,340
55,500	Whole Foods Market, Inc. (a)	1,692,195

		7,422,445

	Information Technology Services (5.9%):
45,000	FISERV, Inc. (a)	2,169,000
68,500	Paychex, Inc.	1,989,925

		4,158,925

	Internet Security (2.5%):
105,000	Symantec Corp. (a)	1,729,350

	Medical Products (1.3%):
24,500	Medtronic, Inc.	901,600

	Medical Services (5.1%):
54,000	Roche Holding AG - Sponsored ADR	2,192,400
55,500	UnitedHealth Group, Inc.	1,389,720

		3,582,120

	Oil-Field Services (7.8%):
37,801	Kinder Morgan Management LLC (a)	1,789,877
37,500	Schlumberger Ltd.	2,235,000
42,000	Suncor Energy, Inc.	1,451,520

		5,476,397

	Pharmaceuticals (3.2%):
37,000	Johnson & Johnson	2,252,930

	Restaurants (4.6%):
154,500	Starbucks Corp. (a)	3,190,425

	Retail (8.7%):
59,000	Family Dollar Stores, Inc.	1,557,600
101,000	Staples, Inc.	2,345,220
47,000	Target Corp.	2,193,960

		6,096,780

	Semiconductors (5.0%):
89,000	Intel Corp.	1,741,730
62,500	Linear Technology Corp.	1,726,875

		3,468,605

	Software (9.4%):
57,500	Adobe Systems, Inc. (a)	1,899,800
113,000	Microsoft Corp.	2,925,570
43,500	VMware, Inc., Class A (a)	1,747,395

		6,572,765

	Telecommunications (4.9%):
145,000	Cisco Systems, Inc. (a)	3,413,300

Total Common Stocks		69,541,543

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

Shares	Security Description	Value

Investment Company (0.4%):
300,365	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.13% (b)	$300,365

Total Investment Company		300,365

Total Investments — 100.0% (Cost $64,928,369)		69,841,908
Other assets in excess of liabilities — 0.0%		5,182

NET ASSETS — 100.0%		$69,847,090

(a)	Non-income producing securities.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.

ADR	American Depositary Receipt
LLC	Limited Liability Co.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks (98.6%):
	Aerospace & Defense (1.6%):
12,000	Alliant Techsystems, Inc. (a)	$934,200

	Biotechnology (2.2%):
25,000	Biogen Idec, Inc. (a)	1,263,000

	Chemicals (3.0%):
24,000	Agrium, Inc.	1,194,960
10,000	Sigma-Aldrich Corp.	539,800

		1,734,760

	Commercial Services (6.1%):
20,000	DeVry, Inc.	1,106,400
4,000	MasterCard, Inc., Class A	808,600
20,000	Netflix, Inc. (a)	923,400
30,000	Quanta Services, Inc. (a)	663,900

		3,502,300

	Energy (1.6%):
50,000	The Williams Cos., Inc.	893,500

	Financial Services (1.7%):
15,000	Affiliated Managers Group, Inc. (a)	975,150

	Food & Beverage (6.2%):
35,000	Central European Distribution Corp. (a)	1,146,600
40,000	Flowers Foods, Inc.	1,051,600
12,000	Ralcorp Holdings, Inc. (a)	701,640
32,000	The Kroger Co.	660,480

		3,560,320

	Health Care Services (2.6%):
20,000	Cerner Corp. (a)	1,496,000

	Household Products (3.0%):
25,000	Avon Products, Inc.	849,000
15,000	Church & Dwight Co., Inc.	851,100

		1,700,100

	Industrial (4.1%):
25,000	AGCO Corp. (a)	690,750
30,000	Peabody Energy Corp.	1,116,600
15,000	Snap-on, Inc.	521,400

		2,328,750

	Information Technology Services (7.7%):
40,000	Cognizant Technology Solutions Corp. (a)	1,546,400
15,000	FactSet Research Systems, Inc.	993,600
20,000	FISERV, Inc. (a)	964,000
40,000	SRA International, Inc., Class A (a)	863,600

		4,367,600

	Insurance (7.0%):
20,000	ACE Ltd.	1,069,200
25,000	AFLAC, Inc.	1,068,500
12,000	Everest Re Group Ltd.	1,052,400
30,000	HCC Insurance Holdings, Inc.	820,500

		4,010,600

	Internet Security (1.4%):
50,000	Symantec Corp. (a)	823,500

	Manufacturing - Diversified (4.6%):
28,000	Joy Global, Inc.	1,370,320
25,000	Roper Industries, Inc.	1,274,500

		2,644,820

	Medical Products (6.6%):
29,000	Herbalife Ltd.	949,460
40,000	PSS World Medical, Inc. (a)	873,200
20,000	Stryker Corp.	908,600
24,000	Thermo Fisher Scientific, Inc. (a)	1,048,080

		3,779,340

	Medical Services (1.6%):
22,000	West Pharmaceutical Services, Inc.	893,420

	Oil & Gas Exploration Services (2.5%):
10,000	Noble Energy, Inc.	659,600
18,000	XTO Energy, Inc.	743,760

		1,403,360

	Pharmaceuticals (6.0%):
30,000	Catalyst Health Solutions, Inc. (a)	874,500
15,000	Hospira, Inc. (a)	669,000
40,000	Pharmaceutical Product Development, Inc.	877,600
35,000	Valeant Pharmaceuticals International (a)	982,100

		3,403,200

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

GROWTH OPPORTUNITIES FUND (CONCLUDED)

Shares	Security Description	Value

Common Stocks (continued):
	Railroads (0.6%):
8,000	Norfolk Southern Corp.	$344,880

	Restaurants (1.5%):
10,000	Chipotle Mexican Grill, Inc., Class B (a)	832,200

	Retail (4.7%):
20,000	Aeropostale, Inc. (a)	869,400
40,000	Chico’s FAS, Inc. (a)	520,000
10,000	Costco Wholesale Corp.	564,600
27,000	GameStop Corp., Class A (a)	714,690

		2,668,690

	Semiconductors (1.4%):
28,000	Tessera Technologies, Inc. (a)	780,920

	Software (5.9%):
30,000	Adobe Systems, Inc. (a)	991,200
60,000	Akamai Technologies, Inc. (a)	1,180,800
30,000	Citrix Systems, Inc. (a)	1,176,900

		3,348,900

	Telecommunications (4.9%):
10,000	Equinix, Inc. (a)	920,000
12,000	L-3 Communications Holdings, Inc.	963,840
50,000	Partner Communications Co. Ltd. - Sponsored ADR	941,000

		2,824,840

	Textile - Apparel (3.2%):
30,000	Coach, Inc.	987,600
22,000	Guess?, Inc.	814,880

		1,802,480

	Utilities (6.9%):
20,000	Dominion Resources, Inc.	690,000
15,000	FPL Group, Inc.	828,450
55,000	MDU Resources Group, Inc.	1,146,750
60,000	Southern Union Co.	1,247,400

		3,912,600

Total Common Stocks		56,229,430

Investment Company (1.4%):
783,761	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (b)	783,761

Total Investment Company		783,761

Total Investments — 100.0% (Cost $44,081,177)		57,013,191
Liabilities in excess of other assets — 0.0%		(9,957)

NET ASSETS — 100.0%		$57,003,234

(a)	Non-income producing securities.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks (97.5%):
	Automotive (2.0%):
35,600	Clarcor, Inc.	$1,116,416

	Banks (8.7%):
35,150	BancorpSouth, Inc.	858,012
20,500	Cullen/Frost Bankers, Inc.	1,058,620
31,300	MB Financial, Inc.	656,361
55,400	Texas Capital BancShares, Inc. (a)	932,936
29,000	United Bankshares, Inc.	568,110
53,800	Wilmington Trust Corp.	763,960

		4,837,999

	Chemicals (4.5%):
28,100	Albemarle Corp.	972,260
33,200	Arch Chemicals, Inc.	995,668
24,000	Intrepid Potash, Inc. (a)	566,160

		2,534,088

	Commercial Services (1.9%):
29,050	Steiner Leisure Ltd. (a)	1,038,828

	Computers (1.1%):
29,100	Avocent Corp. (a)	589,857

	Consumer Durables (4.2%):
97,800	Callaway Golf Co.	744,258
8,600	Chattem, Inc. (a)	571,126
21,600	Mohawk Industries, Inc. (a)	1,030,104

		2,345,488

	Diversified Manufacturing (4.3%):
57,200	Barnes Group, Inc.	977,548
22,500	Carlisle Cos., Inc.	762,975
46,900	Worthington Industries, Inc.	651,910

		2,392,433

	Electrical Components & Equipment (9.0%):
84,350	Daktronics, Inc.	722,879
25,800	Hubbell, Inc., Class B	1,083,600
63,000	Insteel Industries, Inc.	752,850
26,300	Littlefuse, Inc. (a)	690,112
10,100	Mettler-Toledo International, Inc. (a)	914,959
33,400	Park Electrochemical Corp.	823,310

		4,987,710

	Energy (4.4%):
37,300	Encore Acquisition Co. (a)	1,395,020
32,400	St. Mary Land & Exploration Co.	1,051,704

		2,446,724

	Financial Services (3.2%):
17,200	Affiliated Managers Group, Inc. (a)	1,118,172
14,000	Jones Lang LaSalle, Inc.	663,180

		1,781,352

	Food & Beverage (2.9%):
36,800	Corn Products International, Inc.	1,049,536
19,800	Sensient Technologies Corp.	549,846

		1,599,382

	Household Products (1.4%):
14,200	Church & Dwight Co., Inc.	805,708

	Information Technology Services (2.4%):
19,700	CACI International, Inc., Class A (a)	931,219
9,100	Syntel, Inc.	434,343

		1,365,562

	Insurance (4.5%):
28,200	Arthur J. Gallagher & Co.	687,234
34,600	Assured Guaranty Ltd.	671,932
11,000	RLI Corp.	580,580
36,800	Selective Insurance Group, Inc.	578,864

		2,518,610

	Machinery (3.1%):
27,900	IDEX Corp.	779,805
32,800	Tennant Co.	953,168

		1,732,973

	Medical Products (7.6%):
16,700	Edwards Lifesciences Corp. (a)	1,167,497
16,700	Steris Corp.	508,515
50,700	VCA Antech, Inc. (a)	1,363,323
29,400	West Pharmaceutical Services, Inc.	1,193,934

		4,233,269

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SMALL COMPANY FUND (CONCLUDED)

Shares	Security Description	Value

Common Stocks (continued):
	Medical Services (1.5%):
68,800	Odyssey Healthcare, Inc. (a)	$860,000

	Petroleum Refining (1.6%):
18,400	Tidewater, Inc.	866,456

	Real Estate Investment Trusts (3.7%):
13,700	Home Properties of New York, Inc.	590,333
17,800	Mack-Cali Realty Corp.	575,474
110,700	MFA Financial, Inc.	881,172

		2,046,979

	Restaurants (1.2%):
33,300	Jack in the Box, Inc. (a)	682,317

	Retail (8.6%):
63,200	AnnTaylor Stores Corp. (a)	1,004,248
39,700	Casey’s General Stores, Inc.	1,245,786
22,000	Columbia Sportswear Co.	905,520
65,600	Foot Locker, Inc.	783,920
17,800	Tractor Supply Co. (a)	861,876

		4,801,350

	Semiconductor Equipment & Materials (0.9%):
100,900	Entegris, Inc. (a)	499,455

	Semiconductors (1.5%):
51,400	Microsemi Corp. (a)	811,606

	Software (5.1%):
22,700	Micros Systems, Inc. (a)	685,313
28,700	National Instruments Corp.	792,981
56,800	Parametric Technology Corp. (a)	784,976
24,900	Rosetta Stone, Inc. (a)	571,704

		2,834,974

	Telecommunications (2.9%):
20,700	Anixter International, Inc. (a)	830,277
23,400	Comtech Telecommunications Corp. (a)	777,348

		1,607,625

	Transportation (1.7%):
50,500	Werner Enterprises, Inc.	940,815

	Utilities (3.6%):
30,100	IDACORP, Inc.	866,579
58,500	Westar Energy, Inc.	1,141,335

		2,007,914

Total Common Stocks		54,285,890

Investment Company (2.5%):
1,371,639	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03%(b)	1,371,639

Total Investment Company		1,371,639

Total Investments — 100.0% (Cost $46,858,820)		55,657,529
Other assets in excess of liabilities — 0.0%		27,724

NET ASSETS — 100.0%		$55,685,253

(a)	Non-income producing securities.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

Foreign Stock (82.3%):
	Australia (2.6%):
43,433	BHP Billiton Ltd.	$1,445,353
23,518	Rio Tinto Ltd.	1,228,805

		2,674,158

	Austria (0.3%):
5,148	Andritz AG	256,711

	Belgium (0.9%):
11,844	Anheuser-Busch Inbev NV	540,790
12,523	Telenet Group Holding NV	330,560

		871,350

	Bermuda (0.4%):
1,008,000	Macquarie International Infrastructure Fund Ltd.	239,813
73,000	Yue Yuen Industrial (Holdings) Ltd.	202,521

		442,334

	Brazil (0.4%):
11,000	Petroleo Brasileiro SA - Sponsored ADR	432,410

	Cayman Islands (0.3%):
473,360	Chaoda Modern Agriculture (Holdings) Ltd.	285,856

	Denmark (0.4%):
5,850	Novo Nordisk A/S, Class B	366,315

	Finland (0.5%):
37,291	Nokia Oyj	548,373

	France (8.4%):
46,551	Axa	1,260,105
14,573	BNP Paribas	1,164,253
10,417	Bouygues SA	529,668
15,841	France Telecom SA	421,968
7,795	Groupe DANONE	469,687
8,434	Lagardere S.C.A	392,804
14,031	Societe Generale	1,129,165
24,891	Total SA	1,478,863
1,979	Unibail-Rodamco	411,043
1,241	Vallourec SA	210,274
11,530	Vinci SA	652,224
13,180	Vivendi	407,783

		8,527,837

	Germany (5.0%):
9,174	Allianz AG	1,155,760
14,341	BASF AG	762,554
8,527	Bayer AG	593,645
2,761	Deutsche Boerse AG	226,559
23,772	Deutsche Telekom AG	325,398
22,695	E.ON AG	965,674
4,385	Man AG	366,042
7,255	MorphoSys AG (a)	181,526
11,268	SAP AG	553,153

		5,130,311

	Greece (0.6%):
17,868	National Bank of Greece SA (a)	640,542

	Hong Kong (1.3%):
2,236,000	Champion Technology Holdings Ltd.	79,344
47,000	Cheung Kong (Holdings) Ltd.	596,461
554,000	Chow Sang Sang Holdings International Ltd.	474,665
1,044,000	Victory City International Holdings Ltd. (a)	154,920

		1,305,390

	Indonesia (0.6%):
655,000	PT Bank Mandiri	318,685
9,500	PT Telekomunikasi Indonesia - Sponsored ADR	339,150

		657,835

	Ireland (1.2%):
14,941	DCC PLC	385,730
96,459	Irish Life & Permanent PLC	793,204

		1,178,934

	Italy (1.6%):
163,545	Banca Intesa SpA	580,902
10,526	Saipem SpA	316,967
199,172	Unicredito Italiano SpA (a)	778,118

		1,675,987

	Japan (10.5%):
33,000	Asahi Glass Co. Ltd.	266,574
21,300	Canon, Inc.	861,493
29,400	Honda Motor Co. Ltd.	905,749
17,100	Komatsu Ltd.	320,470
11,900	Kurita Water Industries Ltd.	426,941
10,700	Makita Corp.	339,777
92,000	Marubeni Corp.	464,357

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONTINUED)

Shares	Security Description	Value

Foreign Stock (continued):
	Japan (continued):
18,000	Mitsubishi Estate Co. Ltd.	$283,187
94,600	Mitsubishi Tokyo Financial Group, Inc.	508,047
16,000	Mitsui Fudosan Co. Ltd.	270,797
45,000	Mitsui O.S.K. Lines Ltd.	266,741
118,600	Mizuho Financial Group, Inc.	235,218
9,600	Murata Manufacturing Co. Ltd.	455,666
2,400	Nintendo Co. Ltd.	615,042
14,800	Nomura Research Institute Ltd.	352,067
278	NTT DoCoMo, Inc.	444,180
7,100	Orix Corp.	433,515
25,600	Panasonic Corp.	377,368
19,000	Ricoh Co. Ltd.	276,903
8,900	Shin-Etsu Chemical Co. Ltd.	547,387
33,600	Sumitomo Corp.	346,295
7,700	Sumitomo Mitsui Financial Group, Inc.	268,535
35,400	Toyota Motor Corp.	1,408,111

		10,674,420

	Jersey (0.3%):
57,632	Informa PLC	290,085

	Luxembourg (0.9%):
14,417	ArcelorMittal	538,979
5,500	Millicom International Cellular SA (a)	400,070

		939,049

	Malaysia (0.8%):
301,200	IOI Corp., Berhad	452,802
925,300	TA Enterprise, Berhad	379,857

		832,659

	Mexico (0.2%):
5,800	America Movil - Sponsored ADR, Series L	254,214

	Netherlands (3.0%):
6,388	Fugro NV	368,878
53,742	ING Groep NV (a)	959,356
23,626	Koninklijke Ahold NV	284,163
9,754	Koninklijke DSM NV	407,469
4,794	Koninklijke Vopak NV	311,169
9,533	Nutreco Holding NV	463,657
25,818	Reed Elsevier NV	291,261

		3,085,953

	Norway (0.7%):
39,000	DnB NOR ASA (a)	451,886
45,920	Prosafe ASA	236,686

		688,572

	Philippines (0.3%):
344,500	Metropolitan Bank & Trust Co.	279,993

	Russian (0.5%):
22,050	OAO Gazprom - Sponsored ADR	512,662

	Singapore (2.7%):
506,000	ASL Marine Holdings Ltd.	373,723
791,000	CapitaCommercial Trust	584,220
746,500	CSE Global Ltd.	421,467
37,000	DBS Group Holdings Ltd.	348,952
606,000	Tat Hong Holdings Ltd.	451,886
439,000	Wing Tai Holdings Ltd.	523,770

		2,704,018

	South Korea (1.2%):
1,777	Hyundai Mipo Dockyard Co. Ltd.	187,823
9,321	KB Financial Group, Inc. - Sponsored ADR (a)	479,752
1,500	Samsung Electronics Co. Ltd.	511,500

		1,179,075

	Spain (3.7%):
46,326	Banco Bilbao Vizcaya Argentaria SA	822,227
87,966	Banco Santander SA	1,415,838
5,656	Prosegur, Compania de Seguridad SA	225,022
14,563	Repsol YPF SA	396,128
34,399	Telefonica SA	949,026

		3,808,241

	Sweden (1.3%):
39,000	Alfa Laval AB	457,750
36,400	Atlas Copco AB, Class B	415,221
7,950	Hennes & Mauritz AB	446,591

		1,319,562

	Switzerland (5.9%):
27,918	ABB Ltd.	560,516
15,937	Credit Suisse Group	884,534
8,484	Holcim Ltd. (a)	582,251
5,250	Kuehne & Nagel International AG	456,334
33,755	Nestle SA	1,438,823
2,207	Syngenta AG	507,227

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONTINUED)

Shares	Security Description	Value

Foreign Stock (continued):
	Switzerland (continued):
44,785	UBS AG (a)	$820,050
3,277	Zurich Financial Services AG	779,711

		6,029,446

	Taiwan (0.3%):
8,174	Hon Hai Precision Industry Co. Ltd. - GDR	67,027
53,106	St. Shine Optical Co. Ltd.	271,084

		338,111

	United Kingdom (25.5%):
91,565	3i Group PLC	422,257
24,323	Anglo American PLC (a)	774,596
85,373	Aviva PLC	611,288
194,215	Barclays PLC (a)	1,148,246
61,500	BG Group PLC	1,068,206
200,134	BP PLC	1,768,465
82,346	Bradford & Bingley PLC (a)(b)	0
11,472	British American Tobacco PLC	359,840
85,629	Centrica PLC	344,256
43,107	Cookson Group PLC (a)	283,169
37,784	Diageo PLC	579,602
46,854	FirstGroup PLC	309,730
109,612	Home Retail Group PLC	476,231
201,890	HSBC Holdings PLC	2,309,821
56,306	IMI PLC	402,713
15,117	Imperial Tobacco Group PLC	436,732
410,680	Inchcape PLC (a)	184,728
27,963	InterContinental Hotels Group PLC	363,043
44,267	Invensys PLC	205,908
72,650	JKX Oil & Gas PLC	322,375
248,308	Legal & General Group PLC	348,366
313,835	Lloyds Banking Group PLC (a)	520,033
42,315	Michael Page International PLC	226,241
10,152	Next PLC	290,697
53,385	Persimmon PLC (a)	389,328
26,964	Petrofac Ltd.	425,473
104,225	Prudential PLC	1,001,747
12,208	Reckitt Benckiser Group PLC	596,530
73,000	Rolls-Royce Group PLC	549,174
9,420,496	Rolls-Royce Group PLC, Class C (a) (b)	0
12,441	Rotork PLC	224,837
373,444	Royal Bank of Scotland Group PLC (a)	315,967
43,754	Royal Dutch Shell PLC	1,213,719
27,664	Scottish and Southern Energy PLC	518,518
35,622	Smiths Group PLC	505,739
20,134	Spectris PLC	227,296
18,432	Spirax-Sarco Engineering PLC	307,779
34,834	Standard Chartered PLC	858,298
90,965	Tesco PLC	580,832
46,637	Travis Perkins PLC	620,763
29,645	Vedanta Resources PLC	900,975
554,461	Vodafone Group PLC	1,242,137
72,739	William Morrison Supermarkets PLC	322,306
31,886	WPP PLC	273,606
77,704	Xstrata PLC (a)	1,145,408

		25,976,975

Total Foreign Stock		83,907,378

Preferred Stock (0.4%):
	Germany (0.4%):
3,416	Volkswagen AG, 1.99%	394,367

Total Preferred Stock		394,367

Exchange Traded Funds (14.9%):
82,159	ETFS Agriculture DJ-AIGSM (a)	491,311
16,067	iShares FTSE/Xinhua China 25 Index Fund	657,783
32,928	iShares MSCI EAFE Index Fund	1,801,161
74,400	iShares MSCI India Fund	480,624
427,734	iShares MSCI Japan Index Fund	4,251,676
56,606	iShares MSCI Taiwan Index Fund	696,254
12,605	iShares MSCI Turkey Fund	406,850
5,354	NEXT TOPIX-17 Pharmaceutical ETF	666,342
4,981	SPDR Gold Trust	492,372
44,610	streetTRACKS MSCI Europe Health Care ETF Fund	3,155,330
18,296	streetTRACKS MSCI Europe Utilities ETF Fund	2,040,206

Total Exchange Traded Funds		15,139,909

Rights (0.0%):
	France (0.0%):
14,573	BNP Paribas	31,558

Total Rights		31,558

Investment Company (2.0%):
	United States (2.0%):
2,076,686	Union Bank of California Money Market Fund, 0.02%(c)	2,076,686

Total Investment Company		2,076,686

SEMI-ANNUAL REPORT First Focus FundsSM

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONTINUED)

Shares	Security Description	Value

Warrants (0.0%):
	Singapore (0.0%):
32,100	Tat Hong Holdings Ltd.	$2,280

Total Warrants		2,280

Total Investments — 99.6% (Cost $92,177,986)		101,552,178
Other assets in excess of liabilities — 0.4%		357,832

NET ASSETS — 100.0%		$101,910,010

(a)	Non-income producing securities.
(b)	The security has been deemed illiquid according to the policies and procedures accepted by the Board of Directors.
The total value of illiquid securities represents 0.00% of net assets.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONCLUDED)

As of September 30, 2009, industry diversification of the Fund was as follows:

Industries Diversification	% of Net Assets

Banks	15.4%
Insurance	10.6%
Metals/Mining	5.9%
Food & Beverage	3.6%
Health Care Services	3.6%
Building & Construction	3.5%
Utilities	3.3%
Oil & Gas Exploration Services	3.1%
Investment Companies	2.8%
Telecommunications	2.4%
Manufacturing - Diversified	2.4%
Electrical Components & Equipment	2.3%
Cellular Telecommunications	2.3%
Oil Comp-Intergrated	2.3%
Financial Services	2.1%
Retail	2.1%
Distribution	1.8%
Foreign Banking	1.8%
Energy	1.7%
Machinery	1.7%
Pharmaceuticals	1.6%
Diversified Operations	1.4%
Chemicals	1.4%
Transportation	1.3%
Refining/Processing	1.2%
Real Estate Investment Trusts	1.1%
Commercial Services	1.1%
Aerospace & Defense	1.0%
Chemicals-Specialty	1.0%
Real Estate	1.0%
Software	0.9%
Medical Products	0.8%
Printing & Publishing	0.7%
Oil-Field Services	0.6%
Household Products	0.6%
Automotive	0.6%
Shipbuilding	0.6%
Equipment Providers	0.5%
Brewery	0.5%
Steel	0.5%
Electric	0.5%
Semiconductors	0.5%
Housing	0.5%
Jewelry	0.5%
Commercial Banks	0.5%
Textile - Apparel	0.4%
Environmental Services	0.4%
Facilities Support Services	0.4%
Computers	0.4%
Multimedia	0.4%
Diversified Financial Services	0.4%
Media	0.3%
Office Automation & Equipment	0.3%
Management Services	0.3%
Cosmetics & Toiletries	0.3%
Human Resources	0.2%
Biotechnology	0.2%

99.6%

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT

First Focus FundsSM

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009 (UNAUDITED)

	Short-Intermediate Bond Fund	Income Fund
ASSETS:
Investments, at cost	$60,257,425	$60,332,878
Unrealized appreciation (depreciation) on investments	537,308	(366,723)

Investments, at value	60,794,733	59,966,155
Cash	5,675	5,675
Foreign currency, at value (Cost $—, $—, $—, $—, $—, $—, $—, and $109,641)	—	—
Interest and dividends receivable	529,208	473,826
Receivable for capital shares issued	565	1,584
Reclaims receivable	—	—
Receivable for investments sold	4,622,325	4,345,686
Prepaid expenses	15,867	11,673

Total Assets	65,968,373	64,804,599

LIABILITIES:
Distributions payable	110,457	193,428
Payable for investments purchased	4,474,826	4,707,177
Payable for capital shares redeemed	7,553	83,867
Accrued expenses and other payables:
Investment advisory fees	10,462	6,314
Administration fees	1,761	1,716
Shareholder service fees	12,455	12,142
Custodian fees	747	728
Other fees	16,594	16,928

Total Liabilities	4,634,855	5,022,300

Net Assets	$61,333,518	$59,782,299

COMPOSITION OF NET ASSETS:
Capital	$65,037,999	$61,850,751
Accumulated net investment income (loss)	(356,191)	328,427
Accumulated realized losses from investment and foreign currency transactions	(3,885,598)	(2,030,156)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	537,308	(366,723)

Net Assets	$61,333,518	$59,782,299

Shares of beneficial interest	6,505,532	6,184,822

Net asset value, offering and redemption price per share	$9.43	$9.67

See accompanying notes to financial statements.

Balanced Fund	Core Equity Fund	Large Cap Growth Fund	Growth Opportunities Fund	Small Company Fund	International Equity Fund

$22,302,531	$89,528,201	$64,928,369	$44,081,177	$46,858,820	$92,177,986
3,516,218	12,663,017	4,913,539	12,932,014	8,798,709	9,374,192

25,818,749	102,191,218	69,841,908	57,013,191	55,657,529	101,552,178
—	—	—	—	—	—
—	—	—	—	—	110,147
137,019	102,818	49,466	44,458	62,554	167,592
14,872	30,807	14,618	10,134	18,367	15,615
—	—	—	—	—	168,056
—	—	—	—	—	60,264
15,288	18,025	11,623	9,716	18,739	24,717

25,985,928	102,342,868	69,917,615	57,077,499	55,757,189	102,098,569

—	—	—	—	—	—
—	1,623,082	—	—	—	60,602
5,927	5,024	4,314	4,311	10,245	3,644

12,617	48,609	39,373	27,428	30,977	66,146
742	2,879	1,995	1,624	1,590	2,924
5,257	20,254	14,062	11,428	11,063	20,671
315	1,215	844	686	664	3,522
9,863	38,368	9,937	28,788	17,397	31,050

34,721	1,739,431	70,525	74,265	71,936	188,559

$25,951,207	$100,603,437	$69,847,090	$57,003,234	$55,685,253	$101,910,010

$26,005,940	$95,447,788	$65,452,093	$55,036,662	$48,412,807	$112,566,527
12,250	7,263	(2,431)	(36,746)	6,390	858,711
(3,583,201)	(7,514,631)	(516,111)	(10,928,696)	(1,532,653)	(20,900,770)

3,516,218	12,663,017	4,913,539	12,932,014	8,798,709	9,385,542

$25,951,207	$100,603,437	$69,847,090	$57,003,234	$55,685,253	$101,910,010

2,334,953	13,942,641	8,841,501	5,763,028	3,856,589	10,511,381

$11.11	$7.22	$7.90	$9.89	$14.44	$9.70

SEMI-ANNUAL REPORT

First Focus FundsSM

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

	Short-Intermediate Bond Fund	Income Fund
INVESTMENT INCOME:
Interest	$1,238,044	$1,559,616
Dividend	17,741	16,967
Foreign tax withholding	—	—

Total Income	1,255,785	1,576,583

EXPENSES:
Investment advisory fees	139,548	168,953
Administration fees	41,864	42,238
Shareholder service fees	69,774	70,397
Accounting fees	5,967	6,980
Custodian fees	8,373	8,447
Chief compliance officer fees	5,881	6,160
Director fees	1,022	1,070
Transfer agent fees	12,592	12,930
Registration and filing fees	10,410	10,572
Other fees	25,978	28,411

Total expenses before waivers	321,409	356,158

Expenses reduced by Advisor	(80,938)	(141,542)
Custodian fees waived	(4,187)	(4,224)

Total Expenses	236,284	210,392

Net Investment Income (Loss)	1,019,501	1,366,191

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gains (losses) on investments and foreign currency transactions	738,531	363,475
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	658,720	1,861,172

Net realized and unrealized gains (losses) on investments and foreign currencies	1,397,251	2,224,647

Change in net assets resulting from operations	$2,416,752	$3,590,838

See accompanying notes to financial statements.

Balanced Fund	Core Equity Fund	Large Cap Growth Fund	Growth Opportunities Fund	Small Company Fund	International Equity Fund

$250,829	$352	$168	$7,442	$311	$42
138,019	912,224	410,175	257,266	416,581	1,491,667
—	—	—	—	—	(128,610)

388,848	912,576	410,343	264,708	416,892	1,363,099

90,512	322,583	260,791	188,362	192,092	417,639
18,103	64,517	43,465	37,672	33,899	62,646
30,171	107,528	72,441	62,787	56,497	104,410
4,090	4,301	4,302	3,240	3,954	17,621
3,621	12,903	8,693	7,534	6,780	27,146
2,496	8,402	5,307	4,552	4,080	7,279
436	1,479	822	841	721	1,307
10,340	15,109	11,307	12,264	11,386	13,162
10,524	12,329	8,133	6,388	12,448	14,748
14,312	32,366	26,145	19,254	19,607	31,604

184,605	581,517	441,406	342,894	341,464	697,562

(18,103)	(64,517)	(120,349)	(37,672)	(33,899)	(96,271)
(1,811)	(6,452)	(4,347)	(3,768)	(3,390)	—

164,691	510,548	316,710	301,454	304,175	601,291

224,157	402,028	93,633	(36,746)	112,717	761,808

(1,424,505)	(2,826,137)	296,151	(4,864,253)	43,520	(529,441)

7,237,555	24,726,628	14,791,710	19,347,021	16,053,775	34,670,989

5,813,050	21,900,491	15,087,861	14,482,768	16,097,295	34,141,548

$6,037,207	$22,302,519	$15,181,494	$14,446,022	$16,210,012	$34,903,356

SEMI-ANNUAL REPORT

First Focus FundsSM

STATEMENTS OF CHANGES IN NET ASSETS

	Short-Intermediate Bond Fund		Income Fund
	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009
OPERATIONS:
Net investment income	$1,019,501	$1,715,206	$1,366,191	$2,416,598
Net realized gains from investment transactions	738,531	507,115	363,475	585,173
Change in unrealized appreciation/ depreciation on investments	658,720	(1,304,919)	1,861,172	(3,111,706)

Change in net assets resulting from operations	2,416,752	917,402	3,590,838	(109,935)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,010,114)	(2,026,921)	(1,310,952)	(2,487,517)
From net realized gains on investments	—	(241,993)	—	—

Change in net assets from distributions to shareholders	(1,010,114)	(2,268,914)	(1,310,952)	(2,487,517)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,549,534	13,374,701	12,819,447	9,992,612
Proceeds from dividends reinvested	404,412	868,470	369,729	710,468
Cost of shares redeemed	(4,151,841)	(14,065,868)	(7,651,544)	(15,258,169)

Change in net assets from capital transactions	10,802,105	177,303	5,537,632	(4,555,089)

Change in net assets	12,208,743	(1,174,209)	7,817,518	(7,152,541)

NET ASSETS:
Beginning of year	49,124,775	50,298,984	51,964,781	59,117,322

End of year	$61,333,518	$49,124,775	$59,782,299	$51,964,781

Accumulated net investment income (loss)	$(356,191)	$(365,578)	$328,427	$273,188

SHARE TRANSACTIONS:
Shares issued	1,569,118	1,450,861	1,370,482	1,068,580
Shares reinvested	43,431	94,214	39,059	76,175
Shares redeemed	(448,057)	(1,529,162)	(819,878)	(1,648,506)

Change in shares	1,164,492	15,913	589,663	(503,751)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Balanced Fund		Core Equity Fund
	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009
OPERATIONS:
Net investment income	$224,157	$614,439	$402,028	$1,113,569
Net realized losses from investment transactions	(1,424,505)	(2,158,696)	(2,826,137)	(4,686,798)
Change in unrealized appreciation/ depreciation on investments	7,237,555	(6,482,982)	24,726,628	(30,807,039)

Change in net assets resulting from operations	6,037,207	(8,027,239)	22,302,519	(34,380,268)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(218,567)	(611,234)	(410,892)	(1,071,243)
From net realized gains on investments	—	(544,935)	—	(1,366,839)

Change in net assets from distributions to shareholders	(218,567)	(1,156,169)	(410,892)	(2,438,082)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,544,014	6,047,694	16,592,030	20,874,145
Proceeds from dividends reinvested	217,292	1,149,804	224,139	1,590,746
Cost of shares redeemed	(4,489,524)	(7,529,709)	(8,104,693)	(11,391,848)

Change in net assets from capital transactions	(1,728,218)	(332,211)	8,711,476	11,073,043

Change in net assets	4,090,422	(9,515,619)	30,603,103	(25,745,307)

NET ASSETS:
Beginning of year	21,860,785	31,376,404	70,000,334	95,745,641

End of year	$25,951,207	$21,860,785	$100,603,437	$70,000,334

Accumulated net investment income	$12,250	$6,660	$7,263	$16,127

SHARE TRANSACTIONS:
Shares issued	249,942	567,398	2,523,367	3,041,611
Shares reinvested	20,596	119,383	33,860	255,411
Shares redeemed	(447,257)	(713,262)	(1,248,342)	(1,647,382)

Change in shares	(176,719)	(26,481)	1,308,885	1,649,640

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT

First Focus FundsSM

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Large Cap Growth Fund		Growth Opportunities Fund
	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$93,633	$205,144	$(36,746)	$269,343
Net realized gains (losses) from investment transactions	296,151	(791,819)	(4,864,253)	(5,652,568)
Change in unrealized appreciation/ depreciation on investments	14,791,710	(7,457,020)	19,347,021	(16,627,207)

Change in net assets resulting from operations	15,181,494	(8,043,695)	14,446,022	(22,010,432)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(114,222)	(190,366)	—	(101,617)
From net realized gains on investments	—	—	—	(6,118,911)
From return of capital	—	—	—	(532,612)

Change in net assets from distributions to shareholders	(114,222)	(190,366)	—	(6,753,140)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,829,576	19,235,388	5,010,457	11,906,316
Proceeds from dividends reinvested	61,934	151,581	—	5,776,137
Cost of shares redeemed	(2,882,676)	(3,890,670)	(4,250,725)	(16,256,203)

Change in net assets from capital transactions	24,008,834	15,496,299	759,732	1,426,250

Change in net assets	39,076,106	7,262,238	15,205,754	(27,337,322)

NET ASSETS:
Beginning of year	30,770,984	23,508,746	41,797,480	69,134,802

End of year	$69,847,090	$30,770,984	$57,003,234	$41,797,480

Accumulated net investment income (loss)	$(2,431)	$18,158	$(36,746)	$—

SHARE TRANSACTIONS:
Shares issued	4,101,049	2,926,428	567,868	1,216,421
Shares reinvested	8,798	23,979	—	742,247
Shares redeemed	(409,911)	(542,296)	(484,865)	(1,531,717)

Change in shares	3,699,936	2,408,111	83,003	426,951

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	Small Company Fund		International Equity Fund
	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009	For The Period Ended September 30, 2009 (Unaudited)	For The Year Ended March 31, 2009
OPERATIONS:
Net investment income	$112,717	$331,323	$761,808	$1,515,764
Net realized gains (losses) from investments and foreign currency transactions	43,520	(1,229,587)	(529,441)	(19,771,587)
Change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities in foreign currencies	16,053,775	(14,232,270)	34,670,989	(29,833,813)

Change in net assets resulting from operations	16,210,012	(15,130,534)	34,903,356	(48,089,636)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(108,195)	(331,560)	—	(1,422,050)
From net realized gains on investments	—	(798,170)	—	(1,098,901)

Change in net assets from distributions to shareholders	(108,195)	(1,129,730)	—	(2,520,951)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,793,509	12,617,714	16,464,887	25,346,390
Proceeds from dividends reinvested	51,987	713,897	—	1,424,122
Cost of shares redeemed	(3,313,163)	(6,696,606)	(5,607,475)	(13,792,841)

Change in net assets from capital transactions	9,532,333	6,635,005	10,857,412	12,977,671

Change in net assets	25,634,150	(9,625,259)	45,760,768	(37,632,916)

NET ASSETS:
Beginning of year	30,051,103	39,676,362	56,149,242	93,782,158

End of year	$55,685,253	$30,051,103	$101,910,010	$56,149,242

Accumulated net investment income	$6,390	$1,868	$858,711	$96,903

SHARE TRANSACTIONS:
Shares issued	1,080,590	947,567	2,102,918	3,135,153
Shares reinvested	4,230	63,172	—	206,087
Shares redeemed	(262,395)	(511,744)	(682,443)	(1,505,476)

Change in shares	822,425	498,995	1,420,475	1,835,764

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT

First Focus FundsSM

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING

		Investment Activities			Distributions to Shareholders from:					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return (a)		Net Assets, End of Period (000’s)	Expenses to Average Net Assets(b)		Net Investment Income to Average Net Assets(b)		Expenses to Average Net Assets*(b)	Portfolio Turnover
Short-Intermediate Bond Fund
For the period ended September 30, 2009 (Unaudited)	$9.20	$0.17		$0.23	$(0.17)	$—	$9.43	4.37%		$61,334	0.85%		3.65%		1.15%	40%
For the year ended March 31,
2009	9.45	0.33		(0.14)	(0.39)	(0.05)	9.20	2.05		49,125	0.90		3.53		1.20	50
2008	9.40	0.41		0.05	(0.41)	—	9.45	5.01	(d)	50,299	0.82	(e)	4.33	(e)	1.17	68
2007	9.35	0.35	(f)	0.11	(0.41)	—	9.40	5.07		47,306	0.89		3.78		1.13	70
2006	9.58	0.27		(0.09)	(0.41)	—	9.35	1.95		60,992	0.84		3.11		0.98	41
2005	10.09	0.30		(0.40)	(0.41)	—	9.58	(0.94)		67,666	0.87		2.92		1.01	73

Income Fund
For the period ended September 30, 2009 (Unaudited)	$9.29	$0.22		$0.38	$(0.22)	$—	$9.67	6.52%		$59,782	0.75%		4.85%		1.26%	43%
For the year ended March 31,
2009	9.69	0.42		(0.39)	(0.43)	—	9.29	0.40		51,965	0.79		4.47		1.33	63
2008	9.63	0.46		0.05	(0.45)	—	9.69	5.27	(d)	59,117	0.71	(e)	4.73	(e)	1.29	81
2007	9.52	0.40		0.12	(0.41)	—	9.63	5.66		64,946	0.98		4.21		1.19	77
2006	9.79	0.35		(0.21)	(0.41)	—	9.52	1.38		54,045	1.02		3.70		1.09	85
2005	10.19	0.33		(0.32)	(0.41)	—	9.79	0.13		67,645	1.04		3.60		1.11	52

Balanced Fund
For the period ended September 30, 2009 (Unaudited)	$8.70	$0.11		$2.40	$(0.10)	$—	$11.11	28.85%		$25,951	1.36%		1.86%		1.53%	40%
For the year ended March 31,
2009	12.36	0.24		(3.44)	(0.24)	(0.22)	8.70	(26.13)		21,861	1.35		2.28		1.51	60
2008	14.69	0.18		(0.17)	(0.18)	(2.16)	12.36	(0.55	)(d)	31,376	1.30	(e)	1.32	(e)	1.51	83
2007	14.14	0.12		0.57	(0.12)	(0.02)	14.69	4.83		33,659	1.33		0.84		1.45	60
2006	12.45	0.05		1.69	(0.05)	—	14.14	13.96		33,518	1.35		0.35		1.35	44
2005	11.62	0.08		0.83	(0.08)	—	12.45	7.83		27,227	0.99		0.62		1.38	72

Core Equity Fund
For the period ended September 30, 2009 (Unaudited)	$5.54	$0.03		$1.68	$(0.03)	$—	$7.22	30.94%		$100,603	1.18%		0.93%		1.35%	9%
For the year ended March 31,
2009	8.72	0.09		(3.07)	(0.09)	(0.11)	5.54	(34.36)		70,000	1.24		1.34		1.40	28
2008	10.33	0.09		(0.32)	(0.09)	(1.29)	8.72	(3.25	)(d)	95,746	1.18	(e)	0.87	(e)	1.39	31
2007	10.45	0.11		1.24	(0.11)	(1.36)	10.33	13.09		108,580	1.22		1.06		1.32	36
2006	10.26	0.09		1.04	(0.10)	(0.84)	10.45	11.43		101,387	1.20		0.88		1.20	18
2005	9.67	0.09		0.96	(0.09)	(0.37)	10.26	11.00		105,864	1.23		0.90		1.23	11

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING

		Investment Activities		Distributions to Shareholders from:						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Net Investment Income	Net Realized Gains on Investments and Foreign Currency	Return of Capital	Net Asset Value, End of Period	Total Return (a)		Net Assets, End of Period (000’s)	Expenses to Average Net Assets(b)	Net Investment Income (Loss) to Average Net Assets(b)		Expenses to Average Net Assets*(b)	Portfolio Turnover
Large Cap Growth Fund
For the period ended September 30, 2009 (Unaudited)	$5.98	$0.01	$1.92	$(0.01)	$—	$—	$7.90	32.36%		$69,847	1.09%	0.32%		1.52%	6%
For the year or period ended March 31,
2009	8.60	0.05	(2.62)	(0.05)	—	—	5.98	(29.94)		30,771	0.99	0.84		1.55	18
2008(g)	10.00	— (c)	(1.40)	—	—	—	8.60	(14.00)		23,509	1.95	0.03		2.41	6

Growth Opportunities Fund
For the period ended September 30, 2009 (Unaudited)	$7.36	$(0.01)	$2.54	$—	$—	$—	$9.89	34.38%		$57,003	1.20%	(0.15)%		1.36%	31%
For the year ended March 31,
2009	13.16	0.05	(4.44)	(0.02)	(1.29)	(0.10)	7.36	(33.91)		41,797	1.27	0.48		1.43	64
2008	15.21	(0.02)	(0.69)	(0.05)	(1.29)	—	13.16	(5.50	)(d)	69,135	1.20 (e)	(0.17	)(e)	1.42	73
2007	16.12	(0.02)	0.81	—	(1.70)	—	15.21	5.31		70,521	1.26	(0.15)		1.37	51
2006	15.00	(0.09)	2.95	—	(1.74)	—	16.12	20.03		70,211	1.24	(0.56)		1.24	28
2005	13.64	(0.06)	1.42	—	—	—	15.00	9.97		78,371	0.99	(0.42)		1.25	47

Small Company Fund
For the period ended September 30, 2009 (Unaudited)	$9.90	$0.03	$4.54	$(0.03)	$—	$—	$14.44	46.21%		$55,685	1.34%	0.50%		1.51%	18%
For the year ended March 31,
2009	15.65	0.12	(5.46)	(0.12)	(0.29)	—	9.90	(34.47)		30,051	1.43	0.88		1.59	32
2008	19.47	0.06	(1.06)	(0.06)	(2.76)	—	15.65	(5.87	)(d)	39,676	1.35 (e)	0.37	(e)	1.56	27
2007	20.08	0.08	1.77	(0.10)	(2.36)	—	19.47	9.56		45,845	1.38	0.41		1.48	31
2006	17.54	0.05	3.27	(0.05)	(0.73)	—	20.08	19.29		48,465	1.36	0.28		1.36	15
2005	17.18	0.02	0.50	(0.02)	(0.14)	—	17.54	3.00		45,709	1.39	0.13		1.39	6

International Equity Fund
For the period ended September 30, 2009 (Unaudited)	$6.18	$0.07	$3.45	$—	$—	$—	$9.70	56.96%		$101,910	1.44%	1.82%		1.67%	7%
For the year ended March 31,
2009	12.93	0.19	(6.62)	(0.18)	(0.14)	—	6.18	(50.02)		56,149	1.52	2.09		1.77	64
2008	15.21	0.16	(0.78)	(0.15)	(1.51)	—	12.93	(5.40	)(d)	93,782	1.41 (e)	1.10	(e)	1.72	68
2007	13.48	0.12	2.36	(0.15)	(0.60)	—	15.21	18.70		85,896	1.44	0.97		1.65	49
2006	11.20	0.09	3.36	(0.09)	(1.08)	—	13.48	32.12		51,495	1.51	0.85		1.61	51
2005	11.23	0.05	0.83	(0.03)	(0.88)	—	11.20	7.96		32,307	1.59	0.59		1.69	145

*	Ratios excluding contractual and voluntary waivers. Voluntary waivers may end at any time.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount rounds to less than $0.005 per share.
(d)	During the year ended March 31, 2008, First National Bank of Omaha reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, 0.06% for Core Equity Fund, 0.06% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund.
(e)	During the year ended March 31, 2008, First National Bank of Omaha reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio were, 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, 0.06% for Core Equity Fund, 0.07% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund.
(f)	Per share data calculated using average shares method.
(g)	Commenced operations on July 5, 2007.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT

First Focus FundsSM

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

1. Organization

First Focus Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of eight series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (collectively, the “Funds” and individually, a “Fund”). Each series represents a distinct portfolio with its own investment objectives and policies.

All Funds presently offer Institutional Class shares without a sales charge.

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts with its vendors and others that provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company. However, based on experience, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment advisor, FNB Fund Advisers (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”) or Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Nebraska, Inc., assists the Board of Directors (the “Board”) which is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a summary of the inputs used to value the following Funds’ investments as of September 30, 2009, while the breakdown, by category, of common stocks and foreign stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs		Total
Short-Intermediate Bond Fund
Asset-Backed Securities $	—	$2,084,237		$2,084,237
Mortgage-Backed
Securities	—	14,038,755		14,038,755
Corporate Bonds	—	22,641,199		22,641,199
Convertible Corporate
Bond	—	577,100		577,100
Municipal Bonds	—	932,635		932,635
U.S. Government
Agency Obligations	—	7,357,387		7,357,387
U.S. Treasury
Obligations	—	8,731,833		8,731,833
Investment Companies	3,118,241	811,766	#	3,930,007
Yankee Dollars	—	501,580		501,580

Total	3,118,241	57,676,492		60,794,733

Income Fund
Asset-Backed Securities	—	1,286,096		1,286,096
Mortgage-Backed
Securities	—	28,164,575		28,164,575
Corporate Bonds	—	17,971,727		17,971,727
Municipal Bonds	—	699,519		699,519
U.S. Government
Agency Obligations	—	1,129,695		1,129,695
U.S. Treasury
Obligations	—	7,532,804		7,532,804
Investment Companies	1,986,412	811,766	#	2,798,178
Yankee Dollars	—	383,561		383,561

Total	1,986,412	57,979,743		59,966,155

Balanced Fund
Common Stocks	17,459,830	—		17,459,830
Preferred Stocks	406,800	—		406,800
Corporate Bonds	—	5,878,822		5,878,822
Municipal Bonds	—	1,893,997		1,893,997
Investment Companies	179,300	—		179,300

Total	18,045,930	7,772,819		25,818,749

Core Equity Fund
Common Stocks	96,883,262	—		96,883,262
Investment Companies	5,307,956	—		5,307,956

Total	102,191,218	—		102,191,218

Large Cap Growth Fund
Common Stocks	69,541,543	—		69,541,543
Investment Companies	300,365	—		300,365

Total	69,841,908	—		69,841,908

Growth Opportunities Fund
Common Stocks	56,229,430	—		56,229,430
Investment Companies	783,761	—		783,761

Total	57,013,191	—		57,013,191

Small Company Fund
Common Stocks	54,285,890	—		54,285,890
Investment Companies	1,371,639	—		1,371,639

Total	55,657,529	—		55,657,529

International Equity Fund
Foreign Stocks	83,907,378	—		83,907,378
Preferred Stocks	394,367	—		394,367
Exchange Traded Funds	15,139,909	—		15,139,909
Rights	—	31,558		31,558
Investment Companies	2,076,686	—		2,076,686
Warrants	—	2,280		2,280

Total	101,518,340	33,838		101,552,178

#	Consists of the holding Federated Institutional High Yield Bond Fund, listed under Investment Companies on the Fund’s Schedule of Portfolio Investments.

Securities Transactions and Investment Income

During the period, securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the

SEMI-ANNUAL REPORT

First Focus FundsSM

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Foreign Currency Exchange Contracts

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Foreign Currency Translation

The books and records of the Company are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange

(II)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, that Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Loans of Portfolio Securities

All Funds may lend their securities pursuant to securities lending agreements (“Lending Agreements”) with Union Bank of California N.A. (“UBOC”). Each Fund will limit its securities lending activity to 33  1/3% of its total assets. Security loans made pursuant to the Lending Agreements must maintain loan collateral with UBOC at all times in the amount equal to no less than 100% of the current fair value of the loaned securities based on the prior day’s closing price in the form of cash or U.S. government obligations to secure the return of the loaned securities. The initial value of loan collateral must be no less than 102% for all Funds other than the International Equity Fund, which must have an initial value of loan collateral no less than 105%, of the fair value of the loaned securities plus the accrued interest on debt securities. UBOC must, in accordance with UBOC’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by UBOC pursuant to the terms of the Lending Agreements.

According to the terms of the Lending Agreements, each Fund retains 70% of the income generated from the lending of its securities, of which a fee is allocated to FNBO based on actual costs incurred and which is approved by the Board, and UBOC retains 30% of the respective securities lending income. For the period ended September 30, 2009, FNBO received $0 for its services as custodian. “Income from securities lending” as presented on the Statement of Operations is shown net of income received by FNBO. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between UBOC and the Funds in accordance with the Lending Agreements. In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings. While the Funds have executed the Lending Agreements for securities lending, in light of current market conditions, the Funds have not yet determined when or if they will commence securities lending transactions under the Lending Agreements.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At September 30, 2009, the International Equity Fund held illiquid securities representing 0.00% of its net assets. The illiquid securities in the International Equity Fund held as of September 30, 2009 are identified below:

Security	Acquisition Date		Acquisition Cost	Shares	Fair Value
Bradford & Bingley PLC	(a	)	$355,205	82,346	$—
Rolls-Royce Group PLC,
Class C	(b	)	10,323	9,420,496	—

(a)	Purchased on various dates beginning 1/2/08.
(b)	Purchased on various dates beginning 11/28/08.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds. The Core Equity, Small Company and Large Cap Growth Funds declare and pay dividends monthly, the Balanced Fund declares and pays dividends quarterly and the Growth Opportunities and International Equity Funds declare and pay dividends, if any, annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for all the Funds. Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.

3. Related Party Transactions

The Funds have agreements with their respective advisors to furnish investment advisory services to the Funds. Under the terms of these agreements, each Fund pays a monthly fee at the annual rate of the following percentages of each Fund’s average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for the Core Equity Fund, 0.90% for the Large Cap Growth Fund, 0.85% for the Small Company Fund, 1.00% for the International Equity Fund; to Tributary, 0.75% for each of the Balanced and Growth Opportunities Funds.

FNB has contractually agreed to waive certain of its fees until July 31, 2010 at the annual rate of the following percentages on average daily net assets: 0.29% for the Short-Intermediate Bond Fund, 0.47% for the Income Fund, 0.15% for the Core Equity Fund, 0.10% for the Large Cap Growth Fund, 0.15% for the Small Company Fund and 0.15% for the International Equity Fund. Tributary has contractually agreed to waive certain of its fees until July 31, 2010 at the annual rate of the following percentages on average daily net assets: 0.15% for each of the Balanced Fund and Growth Opportunities Fund.

Prior to August 1, 2009, FNB contractually agreed to waive certain fees at the annual rate of the following percentages on average daily net assets: 0.52% for the Income Fund and 0.30% for the Large Cap Growth Fund.

Riverbridge Partners, LLC (“Riverbridge”) serves as the investment sub-advisor to the Large Cap Growth Fund. Under the terms of an agreement between FNB and Riverbridge, FNB pays Riverbridge a monthly fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Growth Fund. Riverbridge has contractually agreed to waive certain of its fees until July 31, 2010 at the annual rate of 0.10% on average daily net assets.

KBC Asset Management International Ltd. (“KBCAM”), a subsidiary of KBCAM Limited, serves as the investment sub-advisor to the International Equity Fund. Under the terms of an agreement between FNB and KBCAM, FNB pays KBCAM a monthly fee at the annual rate of 0.50% of the average daily net assets of the International Equity Fund.

FNB also serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which UBOC acts as custodian. FNB, as custodian, receives compensation from each of the Funds for its services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund’s average daily net assets. UBOC receives as compensation from the International Equity Fund a fee, computed daily and paid quarterly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $10,000 annually plus certain out-of-pocket expenses.

DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Citi Fund Services Ohio, Inc. (“Citi”) and FNBO act as Co-Administrators of the Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on the Funds’ average daily net assets. FNBO receives 0.07% of the Funds’ average daily net assets. Citi receives a fee based on an annual rate of 0.08% of the Funds’ first $600 million of average daily net assets, 0.04% of the Funds’ average daily net assets between $600 million and $800 million and 0.03% of the Funds’ average daily net assets over $800 million, subject to a minimum annual Company complex fee of $240,000. Citi also serves as fund accountant and, as such, is entitled to certain out-of-pocket expenses.

Under a Compliance Services Agreement between the Funds and Citi (the “Agreement”), Citi makes an employee available to serve as the Funds’ AML Compliance Officer and Chief Compliance Officer (the “CCO”). Under the Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid Citi $53,050 for the period ended September 30, 2009, plus certain out-of-pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

The advisers, sub-advisors, custodian and the Co-Administrators may periodically volunteer to reduce all or a portion of their fees with respect to one or more of the Funds. These voluntary waivers may be terminated at any time. The advisors, sub-advisors, custodian and the Co-Administrators may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions. These waivers are not subject to recoupment in subsequent fiscal periods. Northern Lights Distributors, LLC acts as distributor for each of the Funds pursuant to an Underwriting Agreement with the Company.

The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the advisors, their correspondent and affiliated banks and the Co-Administrators (each a “Service Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organizations agree to provide certain recordkeeping and/or administrative support services

SEMI-ANNUAL REPORT

First Focus FundsSM

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

for their customers or account holders who are the beneficial or record owner of the shares of a Fund. The Funds’ maintain Servicing Agreements, one of which with FNBO provides that the FNBO receives an annual fee at the rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom FNBO provided services under the Servicing Agreement. The amounts charged to the Funds and paid to FNBO for shareholder service fees are reported within the Statements of Operations.

4. Investment Transactions

The aggregate purchases and sales of securities, excluding U.S. government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2009 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$19,062,394	$5,271,823
Income Fund	11,423,394	5,686,587
Balanced Fund	7,754,085	8,910,044
Core Equity Fund	18,061,814	7,657,125
Large Cap Growth Fund	29,087,539	3,564,791
Growth Opportunities Fund	17,087,571	13,914,894
Small Company Fund	17,604,038	7,901,977
International Equity Fund	16,663,490	5,711,094

The aggregate purchases and sales of long-term U.S. government securities for the period ended September 30, 2009 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$9,243,492	$15,098,101
Income Fund	16,182,594	17,755,633
Balanced Fund	1,350,938	1,362,018

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no provision is made for federal income taxes.

Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)
Short-Intermediate Bond Fund	$60,559,606	$1,888,581	$(1,653,454)	$235,127
Income Fund	60,377,098	2,649,247	(3,060,190)	(410,943)
Balanced Fund	22,274,121	4,133,234	(588,606)	3,544,628
Core Equity Fund	89,706,522	17,551,653	(5,066,957)	12,484,696
Large Cap Growth Fund	65,203,764	6,243,792	(1,605,648)	4,638,144
Growth Opportunities Fund	44,194,815	13,908,070	(1,089,694)	12,818,376
Small Company Fund	47,180,099	10,584,957	(2,107,527)	8,477,430
International Equity Fund	97,359,029	15,981,560	(11,788,411)	4,193,149

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies and tax amortization methods for premium and market discount.

The tax character of dividends and distributions paid during the years ended March 31, 2009 and 2008 were as follows:

	Distributions Paid From
	Ordinary Income		Net Long Term Capital Gains		Return of Capital		Total Distributions Paid*
	2009	2008	2009	2008	2009	2008	2009	2008
Short-Intermediate Bond Fund	$2,255,880	$2,135,784	$—	$—	$—	$—	$2,255,880	$2,135,784
Income Fund	2,462,735	2,919,608	—	—	—	—	2,462,735	2,919,608
Balanced Fund	611,234	917,135	544,935	4,352,283	—	—	1,156,169	5,269,418
Core Equity Fund	1,071,243	2,508,686	1,366,839	10,811,487	—	—	2,438,082	13,320,173
Large Cap Growth Fund	190,366	—	—	—	—	—	190,366	—
Growth Opportunities Fund	269,343	455,020	5,951,185	6,516,029	532,612	—	6,753,140	6,971,049
Small Company Fund	475,656	375,893	654,074	5,759,230	—	—	1,129,730	6,135,123
International Equity Fund	1,501,267	4,023,743	1,019,684	6,491,510	—	—	2,520,951	10,515,253

As of March 31, 2009, the components of Accumulated Earnings (Deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long—Term Capital Gains	Accumulated Earnings	Dividends Payable*	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Short-Intermediate Bond Fund	$118,543	$—	$118,543	$(113,959)	$(4,540,908)	$(574,795)	$(5,111,119)
Income Fund	450,896	—	450,896	(156,330)	(2,362,271)	(2,280,633)	(4,348,338)
Balanced Fund	6,660	—	6,660	—	(2,158,696)	(3,721,337)	(5,873,373)
Core Equity Fund	16,127	—	16,127	—	(4,561,351)	(12,190,754)	(16,735,978)
Large Cap Growth Fund	18,158	—	18,158	—	(551,111)	(10,139,322)	(10,672,275)
Growth Opportunities Fund	—	—	—	—	(6,064,443)	(6,415,007)	(12,479,450)
Small Company Fund	1,868	—	1,868	—	(1,204,988)	(7,626,251)	(8,829,371)
International Equity Fund	118,696	—	118,696	—	(15,035,066)	(30,643,503)	(45,559,873)

*	Dividends payable may differ from the amount reported in the Statements of Assets and Liabilities because dividends reinvested on March 31, 2009 are booked as capital for financial reporting purposes but are reflected as a payable for tax purposes.

SEMI-ANNUAL REPORT

First Focus FundsSM

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

SEPTEMBER 30, 2009 (UNAUDITED)

Under current tax law, certain capital losses realized after October 31 and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2009, the Funds deferred to April 1, 2009 post–October capital losses and post-October currency losses of:

Post-October Losses
Balance Fund	$2,134,410
Core Equity Fund	959,111
Large Cap Growth Fund	483,651
Growth Opportunities Fund	6,064,443
Small Company Fund	510,744
International Equity Fund	7,752,371

As of March 31, 2009, the following Funds had net capital loss carryforwards, which are available to offset future net realized capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Short-Intermediate Bond Fund	$—	$449,594	$—	$324,830	$743,510	$1,593,824	$852,078	$577,072	$4,540,908
Income Fund	13,361	—	140,465	232,436	813,966	894,865	267,178	—	2,362,271
Balanced Fund	—	—	—	—	—	—	—	24,286	24,286
Core Equity Fund	—	—	—	—	—	—	—	3,602,240	3,602,240
Large Cap Growth Fund	—	—	—	—	—	—	6,051	61,409	67,460
Small Company Fund	—	—	—	—	—	—	—	694,244	694,244
International Equity Fund	—	—	—	—	—	—	—	7,282,695	7,282,695

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits to uncertain tax positions taken.

7. Concentration of Credit Risk

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Subsequent Events

The Funds’ have evaluated subsequent events through November 23, 2009, which is the date these financial statements were issued.

Effective October 1, 2009, Citi as a Co-Administrator is entitled to a fee, calculated daily and paid monthly based on the Funds’ average daily net assets. Citi will receive a fee based on an annual rate of 0.088% of the Funds’ first $600 million of average daily net assets, 0.044% of the Funds’ average daily net assets between $600 million and $800 million and 0.033% of the Funds’ average daily net assets over $800 million, subject to a minimum annual Company complex fee of $264,000 annually.

Effective December 19, 2009, Citi will no longer serve as a Co-Administrator, or provide the AML Compliance Officer and CCO. At that time, Jackson Fund Services will begin serving as the Funds’ Co-Administrator. Additionally, Beacon Hill Fund Services, Inc. will begin providing the Funds’ AML Compliance Officer and CCO.

ADDITIONAL FUND INFORMATION

SEPTEMBER 30, 2009 (UNAUDITED)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.firstfocusfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Table of Shareholder Expenses

As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the First Focus Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period* 4/1/09 - 9/30/09	Expense Ratio During Period** 4/1/09 - 9/30/09
Short-Intermediate Bond Fund	$1,000.00	$1,043.70	$4.35	0.85%
Income Fund	1,000.00	1,065.20	3.88	0.75%
Balanced Fund	1,000.00	1,288.50	7.80	1.36%
Core Equity Fund	1,000.00	1,309.40	6.83	1.18%
Large Cap Growth Fund	1,000.00	868.70	3.86	1.09%
Growth Opportunities Fund	1,000.00	1,343.80	7.05	1.20%
Small Company Fund	1,000.00	1,462.10	8.27	1.34%
International Equity Fund	1,000.00	1,569.60	9.28	1.44%

*	Expenses are equal to the average account values times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

SEMI-ANNUAL REPORT

First Focus FundsSM

ADDITIONAL FUND INFORMATION (CONCLUDED)

SEPTEMBER 30, 2009 (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period* 4/1/09 - 9/30/09	Expense Ratio During Period** 4/1/09 - 9/30/09
Short-Intermediate Bond Fund	$1,000.00	$1,020.81	$4.31	0.85%
Income Fund	1,000.00	1,021.31	3.80	0.75%
Balanced Fund	1,000.00	1,018.25	6.88	1.36%
Core Equity Fund	1,000.00	1,019.15	5.97	1.18%
Large Cap Growth Fund	1,000.00	1,019.60	5.52	1.09%
Growth Opportunities Fund	1,000.00	1,019.05	6.07	1.20%
Small Company Fund	1,000.00	1,018.35	6.78	1.34%
International Equity Fund	1,000.00	1,017.85	7.28	1.44%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2009 (UNAUDITED)

Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws of Nebraska governing corporations. The Board of Directors oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

Information about the Directors and officers of the Company is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTORS*
Michael Summers 1620 Dodge Street Omaha, NE 68102 Age 44	Director/ President	Indefinite; Since 2007.	Chief Financial Officer of First National Nebraska, Inc., (November 2006 to present); Chief Financial Officer, Transgenomic, Inc. (August 2004 to November 2006).	8	None

INDEPENDENT DIRECTORS
Robert A. Reed 2600 Dodge Street Omaha, NE 68131 Age: 69	Director	Indefinite; Since 1994.	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974-present).	8	None

Gary D. Parker 1620 Dodge St. Omaha, NE 68102 Age: 64	Director	Indefinite; Since 2004.	Retired.	8	None

*	As defined in the 1940 Act. Mr. Summers is an interested Director because he is an officer of First National of Nebraska, Inc., which is the parent company of FNB, the investment adviser for six of the Funds and Tributary, the investment adviser for two of the Funds.

Name, Address and Age	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OTHER EXECUTIVE OFFICERS
Chris Sabato 3435 Stelzer Road Columbus, OH 43219 Age: 40	Treasurer	Indefinite; November 2008.	Senior Vice President, Treasury Services, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1997.

Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Age: 38	Chief Compliance and AML Officer	Indefinite; March 2008.	Vice President, Citi Fund Services Ohio, Inc. (June 2006 to present); Staff Accountant, Securities and Exchange Commission (October 2004 to May 2006).

William Cady 100 Summer Street Boston, MA 02110 Age: 34	Secretary	Indefinite; May 2009.	Assistant Vice President of Citi Fund Services Ohio, Inc. (Since 2005); Product Specialist, Deutsche Investment Management Americas, Inc. (February 2004 to August 2005).

Investment Adviser

FNB Fund Advisers

First National Bank

1620 Dodge Street, Stop 1075

Omaha, Nebraska 68197

Tributary Capital Management, LLC

First National Bank

P.O. Box 555

Fort Collins, Colorado 80522

Investment Sub-Adviser

(Large Cap Growth Fund only)

Riverbridge Partners, LLC

Midwest Plaza West

801 Nicollet Mall, Suite 600

Minneapolis, Minnesota 55402

(International Equity Fund only)

KBC Asset Management International Ltd.

Joshua Dawson House

Dawson Street

Dublin 2, Ireland

Custodian

First National Bank

1620 Dodge Street, Stop 1075

Omaha, Nebraska 68197

(International Equity Fund only)

Union Bank of California N.A.

350 California Street, Suite 600

San Francisco, California 94104

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

First National Bank

1620 Dodge Street, Stop 1075

Omaha, Nebraska 68197

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, Nebraska 68137

Legal Counsel

Husch Blackwell Sanders LLP

1620 Dodge Street, Suite 2100

Omaha, Nebraska 68102

Independent Registered Public Accounting Firm

KPMG LLP

191 W. Nationwide Blvd., Suite 500

Columbus, Ohio 43215

This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information

call 1-800-662-4203

or write to:

First Focus Funds Service Center

P.O. Box 219022

Kansas City, Missouri 64121-9022

or go to:

www.firstfocusfunds.com

1322-NLD-11/7/2009

FFF-SAR-0909
Value. Stability. Service.	11/09

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Focus Funds, Inc.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	11/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	11/20/2009

By (Signature and Title)*	/s/ Mike Summers
Mike Summers, President

Date	11/20/2009

*	Print the name and title of each signing officer under his or her signature.